SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No. 3         (File No. 333-03867)         [x]
                                    ---------

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 4       (File No. 811-07623)                          [x]
                     ---------

                                 (Check appropriate box or boxes)

                      IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY ACCOUNT
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                                    (Exact Name of Registrant)

                              IDS Life Insurance Company of New York
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                                        (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                     12203
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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                   Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
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                              (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [x] on April 30, 1999 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 1999

IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

Individual flexible premium deferred combination fixed/variable annuity.

IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY ACCOUNT
Issued by:  IDS Life Insurance Company of New York
          20 Madison Ave. Extension
          Albany, NY 12203
          Telephone: 800-541-2251

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

-AIM Variable Insurance Funds, Inc.;

-American Century Variable Portfolios, Inc.;

-IDS Life Retirement Annuity Mutual Funds;

-Putnam Variable Trust;

-Templeton Variable Products Series Fund: Class 1; and

-Warburg Pincus Trust -- Small Company Growth Portfolio.

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on page 51 of this prospectus. The table of contents of the SAI is on page 50 of this prospectus.

     TABLE OF CONTENTS
     KEY TERMS                                        3
     THE CONTRACT IN BRIEF                            5
     EXPENSE SUMMARY                                  7
     CONDENSED FINANCIAL INFORMATION (UNAUDITED)      9
     FINANCIAL STATEMENTS                            14
     PERFORMANCE INFORMATION                         14
     THE VARIABLE ACCOUNT                            16
     THE FUNDS                                       18
     THE FIXED ACCOUNT                               21
     BUYING YOUR CONTRACT                            22
     CHARGES                                         25
     VALUING YOUR INVESTMENT                         28
     MAKING THE MOST OF YOUR CONTRACT                30
     SURRENDERS                                      33
     TSA -- SPECIAL SURRENDER PROVISIONS             34
     CHANGING OWNERSHIP                              35
     BENEFITS IN CASE OF DEATH                       36
     THE ANNUITY PAYOUT PERIOD                       38
     TAXES                                           41
     VOTING RIGHTS                                   45
     SUBSTITUTION OF INVESTMENTS                     46
     ABOUT THE SERVICE PROVIDERS                     47
     YEAR 2000                                       49
     TABLE OF CONTENTS OF THE STATEMENT
      OF ADDITIONAL INFORMATION                      50

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                         KEY TERMS
                         THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

-Individual Retirement Annuities (IRAs)

-Roth IRAs

-SIMPLE IRAs

-Simplified Employee Pension (SEP) plans

                         KEY TERMS

-Section 401(k) plans

-Custodial and trusteed pension and profit sharing plans

-Tax-Sheltered Annuities (TSAs)

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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                         THE CONTRACT IN BRIEF

PURPOSE:                 The purpose of the contract is to allow you to
                         accumulate money for retirement. You do this by making
                         one or more investments (purchase payments) that may
                         earn returns that increase the value of the contract.
                         The contract provides lifetime or other forms of
                         payouts beginning at a specified date (the retirement
                         date). As in the case of other annuities, it may not be
                         advantageous for you to purchase this contract as a
                         replacement for, or in addition to an existing annuity.
FREE LOOK PERIOD:        You may return your contract to your financial
                         advisor or to our office within 10 days after it is
                         delivered to you and receive a full refund of all your
                         purchase payments. No charges will be deducted.
ACCOUNTS:                Currently, you may allocate your purchase payments
                         among any or all of:

                         - the subaccounts, each of which invests in a fund with
                          a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

                         - the fixed account, which earns interest at a rate
                          that we adjust periodically. (p. 21)
BUYING YOUR CONTRACT:    Your financial advisor will help you complete and
                         submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

                         - Minimum initial purchase payment -- $2,000 ($1,000
                          for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

                         - Minimum additional purchase payment -- $50.

                         - Minimum installment purchase payment -- $50 monthly;
                          $23.08 biweekly (scheduled payment plan billing).

                         - Maximum first-year purchase payments -- $50,000 to
                          $1,000,000 depending on your age.

                         - Maximum purchase payment for each subsequent year --
                          $50,000 to $100,000 depending upon your age. (p. 22)

                         THE CONTRACT IN BRIEF

TRANSFERS:               Subject to certain restrictions you currently may
                         redistribute your money among the subaccounts and the
                         fixed account without charge at any time until annuity
                         payouts begin, and once per contract year among the
                         subaccounts after annuity payouts begin. You may
                         establish automated transfers among the fixed account
                         and subaccounts. Fixed account transfers are subject to
                         special restrictions. (p. 31)
SURRENDERS:              You may surrender all or part of your contract value
                         at any time before the retirement date. You also may
                         establish automated partial surrenders. Surrenders may
                         be subject to charges and tax penalties (including a
                         10% IRS penalty if you surrender prior to your reaching
                         age 59 1/2) and may have other tax consequences; also,
                         certain restrictions apply. (p. 33)
CHANGING OWNERSHIP:      You may change ownership of a nonqualified annuity
                         by written instruction, but this may have federal
                         income tax consequences. Restrictions apply to changing
                         ownership of a qualified annuity. (p. 35)
BENEFITS IN CASE OF DEATH:
                         If you or the annuitant die before annuity payouts
                         begin, we will pay the beneficiary an amount at least
                         equal to the contract value. (p. 36)
ANNUITY PAYOUTS:         You can apply your contract value to an annuity
                         payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 38)
TAXES:                   Generally, your contract grows tax-deferred until you
                         surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.)
                         Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 41)
CHARGES:

                         - $30 annual contract administrative charge;

                         - 1.25% mortality and expense risk fee;

                         - surrender charge; and

                         - the operating expenses of the funds.

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                         EXPENSE SUMMARY

The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges."

           ANNUAL CONTRACT OWNER EXPENSES:

                          SURRENDER CHARGE (contingent deferred sales charge)
                             Surrender charge
                              as a percentage
                                of purchase
                           payments surrendered       Contract year
                          -----------------------    ---------------
                                7                %        1 - 3
                                6                           4
                                5                           5
                                4                           6
                                3                           7
                                2                           8
                                0                     After 8 years
                          CONTRACT ADMINISTRATIVE CHARGE $30

           ANNUAL SUBACCOUNT EXPENSES (as a percentage of average daily net assets of the subaccounts):

MORTALITY AND EXPENSE RISK FEE 1.25%

           ANNUAL OPERATING EXPENSES OF THE FUNDS (as a percentage of average daily net assets)

                       AIM V.I.                  IDS LIFE     IDS LIFE     IDS LIFE     IDS LIFE     IDS LIFE
                      GROWTH AND    AMERICAN    AGGRESSIVE    CAPITAL       GLOBAL       GROWTH       INCOME
                        INCOME     CENTURY VP     GROWTH      RESOURCE      YIELD      DIMENSIONS   ADVANTAGE
                         FUND        VALUE         FUND         FUND         FUND         FUND         FUND
 Management fees        .61%        1.00%         .59%         .59%         .83%         .61%         .62%
 Other expenses         .04           --          .09          .07          .13          .06          .09
 Total                  .65%(1)     1.00%(1)      .68%(2)      .66%(2)      .96%(2)      .67%(2)      .71%(2)

                                                                             PUTNAM VT NEW   TEMPLETON
                        IDS LIFE                                 IDS LIFE    OPPORTUNITIES   DEVELOPING   WARBURG PINCUS
                      INTERNATIONAL    IDS LIFE     IDS LIFE     SPECIAL     FUND - CLASS     MARKETS     TRUST - SMALL
                         EQUITY        MANAGED     MONEYSHARE     INCOME          IA           FUND:      COMPANY GROWTH
                          FUND           FUND         FUND         FUND         SHARES        CLASS 1       PORTFOLIO
 Management fees           .83%         .59%         .50%         .60%            .56%        1.25%             .90%
 Other expenses            .15          .04          .06          .07             .05          .41              .24
 Total                     .98%(2)      .63%(2)      .56%(2)      .67%(2)         .61%(1)     1.66%(1)         1.14%(1)

  (1) Figures in "Management fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31,1998.

  (2) Annualized operating expenses of funds at Dec. 31, 1998.

                        EXPENSE SUMMARY
EXAMPLE:*

                                                                                                       IDS LIFE      IDS LIFE
                             AIM V.I.      AMERICAN       IDS LIFE        IDS LIFE       IDS LIFE       GROWTH        INCOME
                            GROWTH AND    CENTURY VP     AGGRESSIVE       CAPITAL         GLOBAL      DIMENSIONS    ADVANTAGE
                           INCOME FUND       VALUE      GROWTH FUND    RESOURCE FUND    YIELD FUND       FUND          FUND

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

 1 Year                       $ 90.04       $ 93.63        $ 90.35         $ 90.14        $ 93.22       $ 90.24       $ 90.65

 3 Years                       131.94        142.76         132.87          132.25         141.53        132.56        133.80

 5 Years                       156.38        174.53         157.95          156.90         172.47        157.42        159.51

 10 Years                      229.68        266.37         232.88          230.75         262.24        231.81        236.06

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

 1 Year                       $ 20.04       $ 23.63        $ 20.35         $ 20.14        $ 23.22       $ 20.24       $ 20.65

 3 Years                        61.94         72.76          62.87           62.25          71.53         62.56         63.80

 5 Years                       106.38        124.53         107.95          106.90         122.47        107.42        109.51

 10 Years                      229.68        266.37         232.88          230.75         262.24        231.81        236.06

                                                                                     PUTNAM VT
                              IDS LIFE                                 IDS LIFE         NEW           TEMPLETON      WARBURG PINCUS
                           INTERNATIONAL     IDS LIFE     IDS LIFE      SPECIAL    OPPORTUNITIES      DEVELOPING       TRUST-SMALL
                               EQUITY        MANAGED     MONEYSHARE     INCOME       FUND-CLASS     MARKETS FUND:    COMPANY GROWTH
                                FUND           FUND         FUND         FUND        IA SHARES         CLASS 1          PORTFOLIO

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

 1 Year                        $ 93.42      $ 89.83        $ 89.12      $ 90.24        $ 89.63          $100.39          $ 95.06

 3 Years                        142.15       131.31         129.14       132.56         130.69           162.97           147.07

 5 Years                        173.50       155.34         151.67       157.42         154.29           208.03           181.71

 10 Years                       264.31       227.55         220.04       231.81         225.41           332.18           280.69

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

 1 Year                        $ 23.42      $ 19.83        $ 19.12      $ 20.24        $ 19.63          $ 30.39          $ 25.06

 3 Years                         72.15        61.31          59.14        62.56          60.69            92.97            77.07

 5 Years                        123.50       105.34         101.67       107.42         104.29           158.03           131.71

 10 Years                       264.31       227.55         220.04       231.81         225.41           332.18           280.69

  * In this example, the $30 contract administrative charge is approximated as a 0.055% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES.
ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)
The following tables give per-unit information about the financial history of each subaccount.

                                YEAR ENDED DEC. 31,
                                              1998           1997         1996(1)

                  SUBACCOUNT GW (INVESTING IN SHARES OF AIM V.I.
                 GROWTH AND INCOME FUND)

 Accumulation unit                               $1.29          $1.04          $1.00
 value at beginning
 of period

 Accumulation unit value                         $1.63          $1.29          $1.04
 at end of period

 Number of accumulation                         20,655         10,124          1,386
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                              1.25%          1.25%          1.25%
 expense to average
 net assets

                  SUBACCOUNT GP (INVESTING IN SHARES OF AMERICAN
                 CENTURY VP VALUE)

 Accumulation unit                               $1.32          $1.06          $1.00
 value at beginning
 of period

 Accumulation unit value                         $1.37          $1.32          $1.06
 at end of period

 Number of accumulation                         10,672          5,589            806
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                              1.25%          1.25%          1.25%
 expense to average
 net assets

                  SUBACCOUNT GA (INVESTING IN SHARES OF IDS LIFE
                 AGGRESSIVE GROWTH FUND)

 Accumulation unit                               $1.13          $1.01          $1.00
 value at beginning
 of period

 Accumulation unit value                         $1.14          $1.13          $1.01
 at end of period

 Number of accumulation                          6,966          4,737          1,005
 units outstanding at end
 of period (000 omitted)

 Ration of operating                             1.25%          1.25%          1.25%
 expense to average
 net assets

                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)

                                YEAR ENDED DEC. 31,
                                              1998           1997         1996(1)

                  SUBACCOUNT GC (INVESTING IN SHARES OF IDS LIFE
                 CAPITAL RESOURCE FUND)

 Accumulation unit                               $1.25          $1.02          $1.00
 value at beginning
 of period

 Accumulation unit value                         $1.53          $1.25          $1.02
 at end of period

 Number of accumulation                          8,043          3,726            655
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                              1.25%          1.25%          1.25%
 expense to average
 net assets

                  SUBACCOUNT GY (INVESTING IN SHARES OF IDS LIFE
                 GLOBAL YIELD FUND)

 Accumulation unit                               $1.05          $1.03          $1.00
 value at beginning
 of period

 Accumulation unit value                         $1.12          $1.05          $1.03
 at end of period

 Number of accumulation                          6,569          3,672            592
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                              1.25%          1.25%          1.25%
 expense to average
 net assets

                  SUBACCOUNT GG (INVESTING IN SHARES OF IDS LIFE
                 GROWTH DIMENSIONS FUND)

 Accumulation unit                               $1.25          $1.02          $1.00
 value at beginning
 of period

 Accumulation unit value                         $1.59          $1.25          $1.02
 at end of period

 Number of accumulation                         34,907         19,979          3,667
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                              1.25%          1.25%          1.25%
 expense to average
 net assets

                              YEAR ENDED DEC. 31,
                                             1998         1997        1996(1)

                  SUBACCOUNT GV (INVESTING IN SHARES OF IDS LIFE
                 INCOME ADVANTAGE FUND)

 Accumulation unit                              $1.14        $1.02        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.08        $1.14        $1.02
 at end of period

 Number of accumulation                        18,025        8,904        1,917
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

                  SUBACCOUNT GI (INVESTING IN SHARES OF IDS LIFE
                 INTERNATIONAL EQUITY FUND)

 Accumulation unit                              $1.04        $1.02        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.19        $1.04        $1.02
 at end of period

 Number of accumulation                         8,834        4,751          712
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

                  SUBACCOUNT GD (INVESTING IN SHARES OF IDS LIFE
                 MANAGED FUND)

 Accumulation unit                              $1.23        $1.04        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.40        $1.23        $1.04
 at end of period

 Number of accumulation                        15,915        8,589        1,301
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)

                              YEAR ENDED DEC. 31,
                                             1998         1997        1996(1)

   SUBACCOUNT GM (INVESTING IN SHARES OF IDS LIFE MONEYSHARE FUND)

 Accumulation unit                              $1.05        $1.01        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.09        $1.05        $1.01
 at end of period

 Number of accumulation                        13,925       10,767        2,865
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

 Simple yield(2)                                3.45%        3.92%        3.63%

 Compound yield(2)                              3.51%        3.99%        3.69%

   SUBACCOUNT GS (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME
   FUND)

 Accumulation unit                              $1.10        $1.02        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.10        $1.10        $1.02
 at end of period

 Number of accumulation                        12,781        6,445        1,283
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

   SUBACCOUNT GN (INVESTING IN SHARES OF PUTNAM VT NEW
   OPPORTUNITIES FUND)

 Accumulation unit                              $1.14        $0.93        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.40        $1.14        $0.93
 at end of period

 Number of accumulation                        22,107       12,772        2,682
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

                              YEAR ENDED DEC. 31,
                                             1998         1997        1996(1)

   SUBACCOUNT GK (INVESTING IN CLASS 1 SHARES OF TEMPLETON
   DEVELOPING MARKETS FUND: CLASS 1)

 Accumulation unit                              $0.70        $1.00        $1.00
 value at beginning
 of period

 Accumulation unit value                        $0.55        $0.70        $1.00
 at end of period

 Number of accumulation                        18,648       10,950        1,399
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

   SUBACCOUNT GT (INVESTING IN SHARES OF WARBURG PINCUS TRUST --
   SMALL COMPANY GROWTH PORTFOLIO)

 Accumulation unit                              $1.12        $0.98        $1.00
 value at beginning
 of period

 Accumulation unit value                        $1.08        $1.12        $0.98
 at end of period

 Number of accumulation                        20,851       11,690        1,781
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                             1.25%        1.25%        1.25%
 expense to average
 net assets

(1)  Commencement of operations was Oct. 8, 1996.
(2) Net of annual contract administrative charge and mortality and expense risk fee.

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                         FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

  PERFORMANCE INFORMATION
--------------------------------------------------------

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-the contract administrative charge,

-mortality and expense risk fee, and

-surrender charge (assuming a surrender at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact your financial advisor.

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                         THE VARIABLE ACCOUNT

You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

                    SUBACCOUNT                                          INVESTING IN:

 GW                                                                       AIM V.I. Growth and Income Fund

 GP                                                                             American Century VP Value

 GA                                                                       IDS Life Aggressive Growth Fund

 GC                                                                        IDS Life Capital Resource Fund

 GY                                                                            IDS Life Global Yield Fund

 GG                                                                       IDS Life Growth Dimensions Fund

 GV                                                                        IDS Life Income Advantage Fund

 GI                                                                    IDS Life International Equity Fund

 GD                                                                                 IDS Life Managed Fund

 GM                                                                              IDS Life Moneyshare Fund

 GS                                                                          IDS Life Special Income Fund

 GN                                                    Putnam VT New Opportunities Fund - Class IA Shares

 GK                                                            Templeton Developing Markets Fund: Class 1

 GT                                                 Warburg Pincus Trust - Small Company Growth Portfolio

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The variable account was established under New York law on April 17, 1996 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

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                         THE FUNDS

AIM V.I. GROWTH AND INCOME FUND
Objective: growth of capital with a secondary objective of current income. Invests at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities.

AMERICAN CENTURY VP VALUE

Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

IDS LIFE AGGRESSIVE GROWTH FUND

Objective: capital appreciation. Invests primarily in common stocks of small-and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND

Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE GLOBAL YIELD FUND

Objective: high total return through income and growth of capital. Invests primarily in debt securities of U.S. and foreign issuers.

IDS LIFE GROWTH DIMENSIONS FUND

Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS LIFE INCOME ADVANTAGE FUND

Objective: high current income, with capital growth as a secondary objective. Invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

IDS LIFE INTERNATIONAL EQUITY FUND

Objective: capital appreciation. Invests primarily in common stock of foreign issuers.

IDS LIFE MANAGED FUND

Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND

Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES
Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy that Putnam Investment Management, Inc. believes possess above average long-term growth potential.
TEMPLETON DEVELOPING MARKETS FUND: CLASS 1

Objective: long-term capital appreciation. Invests primarily in equity securities of issuers in countries having developing markets.

WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO

Objective: capital growth. Invests primarily in equity securities of small-sized domestic companies.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what

                         THE FUNDS

action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

-AIM Variable Insurance Funds, Inc. -- A I M Advisors, Inc.

-American Century Variable Portfolios, Inc. -- American Century Investment
 Management, Inc.

-IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

-Putnam Variable Trust -- Putnam Investment Management, Inc.

-Templeton Developing Markets Fund -- Templeton Asset Management Ltd.

-Warburg Pincus Trust -- Warburg Pincus Asset Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

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                         THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

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                         BUYING YOUR CONTRACT

Your financial advisor will help you prepare and submit your application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-the fixed account and/or subaccounts in which you want to invest;

-how you want to make purchase payments; and

-a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-no earlier than the 60th day after the contract's effective date; and

-no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-on or after the date the annuitant reaches age 59 1/2; and

-for IRA's, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches ages 70 1/2; or

-for all other qualified annuities by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS
MINIMUM PURCHASE PAYMENT

IF SINGLE PURCHASE PAYMENT:

 Nonqualified:          $2,000

 Qualified:             $1,000

-Minimum additional purchase payment: $50

IF INSTALLMENT PURCHASE PAYMENTS:

-Minimum installment purchase payments: $50 monthly; $23.08 biweekly (scheduled payment plan billing)

Installments must total at least $600 in the first year.*

* If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

                         BUYING YOUR CONTRACT

MAXIMUM FIRST-YEAR PURCHASE PAYMENTS:

This maximum is based on your age or age of the annuitant (whoever is older) on the effective date of the contract.

 Up to age 75           $1 million

 76 to 85               $  500,000

 86 to 90               $   50,000

-MAXIMUM PURCHASE PAYMENT FOR EACH SUBSEQUENT YEAR:**

 Up to age 85           $  100,000

 Ages 86 to 90          $   50,000

** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

                         HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------

                Send your check along with your name and
1               contract number to:
BY LETTER

                REGULAR MAIL:
                IDS Life Insurance Company of New York
                Box 5144
                Albany, NY 12205
                EXPRESS MAIL:
                IDS Life Insurance Company of New York
                20 Madison Ave. Extension
                Albany, NY 12203
--------------------------------------------------------------

                Your financial advisor can help you set up:
2              - an automatic payroll deduction, salary
BY SCHEDULED    reduction or other group billing arrangement; or
PAYMENT PLAN   - a bank authorization.

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                         CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $25,000 or more on the current contract anniversary. If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

                         CHARGES

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

-first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

-then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge applies to all purchase payments surrendered in the first eight contract years. We calculate the surrender charge by drawing from your total contract value in the following order:

-First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). There is no surrender charge on contract earnings.

 NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

-If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

Surrender charge as
         a
   percentage of
      purchase
payments surrendered         Contract year
--------------------        ---------------
         7%                       1-3
         6                         4
         5                         5
         4                         6
         3                         7
         2                         8
         0                   After 8 years

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the $30 contract administrative charge.

WAIVER OF SURRENDER CHARGES

There are no surrender charges for:

-contract earnings;

-required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-contracts settled using an annuity payout plan; and

-death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases (for example, an employer making the annuity available to employees) we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

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                         VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

-the sum of your purchase payments and transfer amounts allocated to the fixed account;

-plus interest credited;

-minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-minus any prorated contract administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS

To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR

We determine the net investment factor by:

-adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-dividing that sum by the previous adjusted net asset value per share; and

-subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-additional purchase payments you allocate to the subaccounts;

-transfers into or out of the subaccounts;

-partial surrenders;

-surrender charges; and/or

-prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-changes in funds' net asset value;

-dividends distributed to the subaccounts;

-capital gains or losses of funds;

-fund operating expenses; and/or

-mortality and expense risk fees.

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                         MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
HOW DOLLAR-COST AVERAGING WORKS

                                                    AMOUNT       ACCUMULATION       NUMBER OF UNITS
                                     MONTH         INVESTED       UNIT VALUE           PURCHASED

                                   Jan               $100             $20                 5.00
By investing an
equal number of
dollars each month...              Feb                100              18                 5.56
                                   Mar                100              17                 5.88

                                   Apr                100              15                 6.67
you automatically -->
buy more units when
the per unit market                May                100              16                 6.25
price is low...                    Jun                100              18                 5.56
                                   Jul                100              17                 5.88

                                   Aug                100              19                 5.26

                                   Sept               100              21                 4.76
and fewer units -->
when the per unit
market price is high.              Oct                100              20                 5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

TRANSFER POLICIES

-Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

-You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

-If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

-If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

-We will not accept requests for transfers from the fixed account at any other time.

-Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

                        MAKING THE MOST OF YOUR CONTRACT

                         HOW TO REQUEST A TRANSFER OR SURRENDER

-------------------------------------------------------------
                  Send your name, contract number, Social
1                 Security Number or Taxpayer Identification
BY LETTER         Number and signed request for a transfer or
                  surrender to:

                  REGULAR MAIL:
                  IDS Life Insurance Company of New York
                  Box 5144
                  Albany, NY 12205
                  EXPRESS MAIL:
                  IDS Life Insurance Company of New York
                  20 Madison Ave. Extension
                  Albany, NY 12203

                  MINIMUM AMOUNT
                  Transfers or        $250 or entire account
                  surrenders:         balance

                  MAXIMUM AMOUNT
                  Transfers or
                  surrenders:         Contract value
-------------------------------------------------------------
                  Your financial advisor can help you set up
2                 automated transfers among your subaccounts or
BY AUTOMATED      fixed account or partial surrenders from the
TRANSFERS AND     accounts.
AUTOMATED
PARTIAL
SURRENDERS
                  You can start or stop this service by written
                  request or other method acceptable to us. You
                  must allow 30 days for us to change any
                  instructions that are currently in place.

-Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

-Automated surrenders may be restricted by applicable law under some contracts.

-You may not make additional purchase payments if automated partial surrenders are in effect.

-Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:      $50

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                         SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

By regular or express mail:

-payable to you;

-mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-request that payment be wired to your bank;

-bank account must be in the same ownership as your contract; and

-pre-authorization required.

For instructions, contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the surrender amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.

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                         TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

-Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

-- you are at least age 59 1/2;

-- you are disabled as defined in the Code;

-- you separated from the service of the employer who purchased the contract; or

-- the distribution is because of your death.

-If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

-Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

-The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

-The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

-If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

----------------------------------
                         CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

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                         BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-the contract value; or

-the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-the contract value; or

-the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

-the beneficiary asks us in writing within 60 days after we receive proof of death; and

-payouts begin no later than one year after your death, or other date as permitted by the Code; and

-the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes").

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                         THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to who annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your retirement date. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. Amounts of fixed and variable payouts depend on:

-the annuity payout plan you select;

-the annuitant's age and, in most cases, sex;

-the annuity table in the contract; and

-the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE

If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

-PLAN A -- LIFE ANNUITY - NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

-PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

-PLAN C -- LIFE ANNUITY - INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

-PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

                         THE ANNUITY PAYOUT PERIOD

-PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-over the life of the annuitant;

-over the joint lives of the annuitant and a designated beneficiary;

-for a period not exceeding the life expectancy of the annuitant; or

-for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

----------------------------------
                         TAXES

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax-free if you meet certain distribution requirements.

QUALIFIED ANNUITIES: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

                         TAXES

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except Roth
IRAs) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

-because of your death;

-because you become disabled (as defined in the Code);

-if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP or SIMPLE
IRA), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

-instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

                         TAXES

-the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

----------------------------------
                         VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-the reserve held in each subaccount for your contract; divided by

-the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

----------------------------------
                         SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-laws or regulations change,

-existing funds become unavailable, or

-in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-change the funds in which the subaccounts invest, and

-add additional subaccounts investing in other funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

----------------------------------
                         ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contracts. Its offices are located at IDS Tower 10, Minneapolis, MN 55440-0010. AEFA is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 180 offices and 9200 advisors.

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments it receives on the contracts. We pay a portion of this total commission to district managers and field vice presidents of the selling representative.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which we do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. We, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. And Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota state court. The action was brought by individuals who purchased an

                         ABOUT THE SERVICE PROVIDERS

annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. We also are defendants in various other lawsuits. In our opinion, none of these lawsuits will have a material adverse effect on our financial condition.

----------------------------------
                         YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the variable account. IDS Life of New York and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life of New York's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

    TABLE OF CONTENTS OF THE STATEMENT OF
      ADDITIONAL INFORMATION

    IDS Life of New York Preferred Retirement
      Account....................................   p.3

    Performance Information......................   p.4

    Calculating Annuity Payouts..................   p.8

    Rating Agencies..............................  p.10

    Principal Underwriter........................  p.10

    Independent Auditors.........................  p.10
    Financial Statements

Please check the box to receive a copy of the Statement of Additional Information for:

/ / IDS Life of New York Flexible Portfolio Annuity

/ / IDS Life Retirement Annuity Mutual Funds

/ / AIM Variable Insurance Funds, Inc.

/ / American Century Variable Portfolios, Inc.

/ / Putnam Variable Trust

/ / Templeton Variable Products Series Fund: Class 1

/ / Warburg Pincus Trust -- Small Company Growth Portfolio

MAIL YOUR REQUEST TO:

IDS Life of New York Annuity Service
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

WE WILL MAIL YOUR REQUEST TO:

Your name ______________________________________________________________________

Address ________________________________________________________________________

City _______________________________________________ State _________ Zip________

                 STATEMENT OF ADDITIONAL INFORMATION

                                 for

           IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

       IDS Life of New York Flexible Portfolio Annuity Account

                           April 30, 1999

IDS Life of New York Flexible Portfolio Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203
800-541-2251

                                         TABLE OF CONTENTS

IDS Life of New York Preferred Retirement Account.................p.3

Performance Information...........................................p.4

Calculating Annuity Payouts.......................................p.8

Rating Agencies..................................................p.10

Principal Underwriter............................................p.10

Independent Auditors.............................................p.10

Financial Statements

IDS LIFE OF NEW YORK PREFERRED RETIREMENT ACCOUNT

You may use the Flexible Portfolio Annuity to fund the IDS Life of New York Preferred Retirement Account (PRA) as a way to build tax-deferred retirement income. You may use the PRA to supplement, or as an alternative to, a non-deductible IRA or other retirement plan.

The advantages of the IDS Life of New York Preferred Retirement Account over a non-deductible IRA are shown below:

                                      IDS Life of New York Preferred
                                      Retirement Account                  Non-deductible IRA
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Maximum amount                        $50,000 to $1 million initially,    $2,000 per year ($4,000 per year
you can contribute                    then $50,000 to $100,000 per year   for married individuals filing
                                      depending on your age. (spouse      jointly)
                                      can have own plan)
------------------------------------ ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Highest age you                       90th birthday                       701/2years old
can contribute
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Types of income                       Any type: wages, investment         Generally limited to income from
you can contribute                    income, gifts, inheritance, etc.    employment
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Records you must keep                 None required, but IDS Life of      You must keep all records yourself
                                      New York furnishes you regular
                                      reports for your files
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Reports you must                      None                                You must report all contributions
file with the IRS                                                         and withdrawals each year
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Age at which you                      90th birthday                       701/2years old
must begin withdrawals
------------------------------------- ----------------------------------- -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                           P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Past performance does not guarantee future results.

Average Annual Total Return With Surrender For Periods Ending Dec. 31, 1998

                                Performance since
                                                           commencement of the                     Performance since
                                                           subaccount                      commencement of the Fund**
                                                                    Since                                               Since
Subaccount     -----------------------------------    1 Year    commencement   -----------  ---------  -----------  commencement
               Investing in:                                                     1 Year      5 Years    10 Years
               -----------------------------------
               AIM V. I.
  GW             Growth and Income Fund (10/96;       19.01%        21.84%       19.01%                       --        20.34%
                 5/94) *                                                                    -- %       %
               -----------------------------------

               AMERICAN CENTURY
  GP             VP Value (10/96; 5/96)               -3.56         12.43        -3.56         --          --           12.28

               IDS LIFE
  GA             Aggressive Growth Fund (10/96;       -5.72          3.10        -5.72        8.49         --            9.18
                 1/92)
  GC             Capital Resource Fund (10/86;        15.49         18.39        15.49       14.48        14.34          --
                 10/81)
  GY             Global Yield Fund (10/96; 4/96)      -0.37          2.34        -0.37         --          --            3.61
  GG             Growth Dimensions Fund (10/96;       19.96         20.42        19.96         --          --           20.78
                 4/96)
  GV             Income Advantage Fund (10/96;       -12.66          0.29       -12.66         --          --            1.34
                 4/96)
  GI             International Equity Fund             7.31          5.07         7.31        5.88         --            7.73
                 (10/96; 1/92)
  GD             Managed Fund (10/96; 4/86)            7.28         13.75         7.28       11.83        13.11          --
  GM             Moneyshare Fund (10/96; 10/81)       -3.24          0.71        -3.24        2.68         3.96          --
  GS             Special Income Fund (10/96;          -6.82          1.31        -6.82        4.57         7.52          --
                 10/81)

               PUTNAM VT
  GN             New Opportunities Fund Class IA      15.75         13.47        15.75         --          --           21.06
                 Shares (10/96; 5/94)

               TEMPLETON
  GK             Developing Markets Fund: Class      -28.96        -28.45       -28.96         --          --          -25.32
                 1*** (10/96; 5/96)

               WARBURG PINCUS TRUST
  GT             Small Company Growth (10/96;        -11.13          0.30       -11.13         --          --           11.62
                 6/95)

* (Commencement dates of the subaccounts; Commencement dates of the Funds)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges.
*** Past expense reductions by the portfolio's manager increased returns.

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 1998

                                Performance since
                                                      commencement of the                      Performance since
                                                          subaccount                       commencement of the Fund**
                                                                   Since                                               Since
Subaccount     ----------------------------------    1 Year    commencement   -----------  ----------  ----------   commencement
               Investing in:                                                    1 Year      5 Years     10 Years
               ----------------------------------
               <C.
               AIM V. I.
  GW             Growth and Income Fund (10/96;      26.01%        24.27%        26.01%           --          --       20.88%
                 5/94)*                                                                    %           %
               ----------------------------------

               AMERICAN CENTURY
  GP             VP Value (10/96; 5/96)               3.44         15.11          3.44         --          --          14.40

               IDS LIFE
  GA             Aggressive Growth Fund (10/96;       1.28          6.07          1.28        9.21         --           9.43
                 1/92)
  GC             Capital Resource Fund (10/86;       22.49         20.91         22.49       15.06        14.34          --
                 10/81)
  GY             Global Yield Fund (10/96; 4/96)      6.63          5.33          6.63         --          --           6.03
  GG             Growth Dimensions Fund (10/96;      26.96         22.89         26.96         --          --          22.67
                 4/96)
  GV             Income Advantage Fund (10/96;       -5.66          3.36         -5.66         --          --           3.86
                 4/96)
  GI             International Equity Fund           14.31          7.98         14.31        6.67         --           8.01
                 (10/96; 1/92)
  GD             Managed Fund (10/96; 4/86)          14.28         16.39         14.28       12.46        13.11        --
  GM             Moneyshare Fund (10/96; 10/81)       3.76          3.76          3.76        3.57         3.96        --
  GS             Special Income Fund (10/96;          0.18          4.34          0.18        5.39         7.52        --
                 10/81)

               PUTNAM VT
  GN             New Opportunities Fund Class IA     22.75         16.12         22.75         --          --          21.59
                 Shares (10/96; 5/94)

               TEMPLETON
  GK             Developing Markets Fund: Class     -21.96        -23.89        -21.96         --          --         -21.30
                 1*** (10/96; 5/96)

               WARBURG PINCUS TRUST
  GT             Small Company Growth (10/96;        -4.13          3.37         -4.13         --          --          12.90
                 6/95)

* (Commencement dates of the subaccounts; Commencement dates of the Funds)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 1.25% mortality and expense risk fee.
*** Past expense reductions by the portfolio's manager increased returns.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                              ERV - P
                                                 P

where:                P =  a hypothetical initial payment of $1,000
                    ERV    = Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

The SEC requires that we assume that you surrender the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). In addition, we may show performance figures without the deduction of a surrender charge. All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

     (b) less a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o   any declared dividends,
o   the value of any shares purchased with dividends paid during the period, and
o   any dividends declared for such shares.

It does not include:
o  the effect of any applicable surrender charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998

Subaccount     Investing In:               Simple Yield      Compound Yield
GM             IDS Life Moneyshare Fund        3.45%             3.51%

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                      YIELD = 2[(  a-b  + 1)6 - 1]
                                   cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

Subaccount     Investing in:                                          Yield
GY             IDS Life Global Yield Fund                             5.35%
GV             IDS Life Income Advantage Fund                         9.49
GS             IDS Life Special Income Fund                           7.24

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of units fluctuates with the performance of the fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o dividing that sum by the previous adjusted net asset value per share; and o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor my be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Surrender charges received by IDS Life of New York for the last three years aggregated total $886,431, $688,445, and $551,374, respectively.

Commissions paid by IDS Life of New York for the last three years aggregated total $1,115,312, $1,067,783, and $1,036,511, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life of New York Flexible Portfolio Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account (comprised of subaccounts GW, GP, GA, GC, GY, GG, GV, GI, GD, GM, GS, GN, GK and GT) as of December 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account at December 31, 1998, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Net Assets                                                                                      Dec. 31, 1998

                                                                       Segregated Asset Subaccount

Assets                                              GW                   GP                   GA                   GC
Investments in shares of mutual
funds and portfolios:
   at cost                                      $ 26,990,540         $ 14,244,441          $ 8,316,450         $ 10,967,548
                                                ------------         ------------          -----------         ------------
   at market value                              $ 33,674,697         $ 14,668,687          $ 7,969,099         $ 12,315,003
Dividends receivable                                       -                    -                    -                    -
Accounts receivable from IDS Life of New York
for contract purchase payments                        38,446                9,657                3,932                8,017
Receivable from mutual funds and portfolios
for share redemptions                                      -                    -               27,810                4,917
Total assets                                      33,713,143           14,678,344            8,000,841           12,327,937
                                                  ==========           ==========            =========           ==========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                        34,934               15,387                8,459               12,934
Contract terminations                                      -                    -               23,259                    -
Payable to mutual funds and portfolios
for investments purchased                             38,446                9,657                    -                    -
                                                      ------                -----               ------               ------
Total liabilities                                     73,380               25,044               31,718               12,934
                                                      ------               ------               ------               ------
Net assets applicable to contracts in
accumulation period                               33,591,618           14,633,446            7,953,994           12,297,006
Net assets applicable to contracts in
payment period                                        48,145               19,854               15,129               17,997
                                                      ------               ------               ------               ------
Total net assets                                $ 33,639,763         $ 14,653,300          $ 7,969,123         $ 12,315,003
                                                ============         ============          ===========         ============
Accumulation units outstanding                    20,655,126           10,671,930            6,965,631            8,042,502
                                                  ==========           ==========            =========            =========
Net asset value per accumulation unit                 $ 1.63               $ 1.37               $ 1.14               $ 1.53
                                                      ======               ======               ======               ======

Assets                                                GY                   GG                   GV
Investments in shares of mutual
funds and portfolios:
   at cost                                       $ 7,248,861         $ 43,015,175         $ 22,069,237
                                                 -----------         ------------         ------------
   at market value                               $ 7,385,868         $ 55,454,465         $ 19,474,262
Dividends receivable                                  32,383                    -              153,567
Accounts receivable from IDS Life of New York
for contract purchase payments                        13,655               20,428               51,882
Receivable from mutual funds and portfolios
for share redemptions                                      -               44,321                    -
                                                     -------               ------            ---------
Total assets                                       7,431,906           55,519,214           19,679,711
                                                   =========           ==========           ==========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                         7,521               58,120               20,379
Contract terminations                                      -                6,629                    -
Payable to mutual funds and portfolios
for investments purchased                             38,517                    -              185,070
                                                      ------               ------              -------
Total liabilities                                     46,038               64,749              205,449
                                                      ------               ------              -------
Net assets applicable to contracts in
accumulation period                                7,385,815           55,341,205           19,431,341
Net assets applicable to contracts in
payment period                                            53              113,260               42,921
                                                          --              -------               ------
Total net assets                                 $ 7,385,868         $ 55,454,465         $ 19,474,262
                                                 ===========         ============         ============
Accumulation units outstanding                     6,569,068           34,907,304           18,024,691
                                                   =========           ==========           ==========
Net asset value per accumulation unit                 $ 1.12               $ 1.59               $ 1.08
                                                      ======               ======               ======
See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

Statements of Net Assets (continued)                                                                            Dec. 31, 1998

                                                                            Segregated Asset Subaccount

Assets                                                 GI                   GD                   GM                   GS
Investments in shares of mutual
funds and portfolios:
   at cost                                         $9,821,567         $ 22,345,691         $ 15,140,932         $ 14,843,332
                                                   ----------         ------------         ------------         ------------
   at market value                               $ 10,496,625         $ 22,488,982         $ 15,140,952         $ 14,116,896
Dividends receivable                                        -                    -               63,192               85,660
Accounts receivable from IDS Life of New York
for contract purchase payments                          8,411                5,830                2,368                1,439
Receivable from mutual funds and portfolios
for share redemptions                                   3,487               23,392               11,860               22,070
                                                        -----               ------               ------               ------
Total assets                                       10,508,523           22,518,204           15,218,372           14,226,065
                                                   ==========           ==========           ==========           ==========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                         10,973               23,491               16,590               14,858
Contract terminations                                     925                5,731               11,860               22,070
Payable to mutual funds and portfolios
for investments purchased                                   -                    -               48,970               72,241
                                                       ------               ------               ------               ------
Total liabilities                                      11,898               29,222               77,420              109,169
                                                       ------               ------               ------              -------
Net assets applicable to contracts in
accumulation period                                10,496,625           22,356,858           15,140,859           14,070,288
Net assets applicable to contracts in
payment period                                              -              132,124                   93               46,608
                                                       ------              -------                   --               ------
Total net assets                                 $ 10,496,625         $ 22,488,982         $ 15,140,952         $ 14,116,896
                                                 ============         ============         ============         ============
Accumulation units outstanding                      8,834,447           15,914,715           13,924,714           12,781,071
                                                    =========           ==========           ==========           ==========
Net asset value per accumulation unit                  $ 1.19               $ 1.40               $ 1.09               $ 1.10
                                                       ======               ======               ======               ======


                                                                                                                    Combined
                                                                                                                    Variable
Assets                                                 GN                   GK                   GT                  Account
Investments in shares of mutual
funds and portfolios:
   at cost                                       $ 24,356,002         $ 15,111,929          $ 21,617,169       $ 256,088,874
                                                 ------------         ------------          ------------       -------------
   at market value                               $ 30,966,229         $ 10,191,072          $ 22,555,306       $ 276,898,143
Dividends receivable                                        -                    -                     -             334,802
Accounts receivable from IDS Life of New York
for contract purchase payments                         19,509                  969                35,117             219,660
Receivable from mutual funds and portfolios
for share redemptions                                       -                    -                     -             137,857
                                                       ------               ------                ------             -------
Total assets                                       30,985,738           10,192,041            22,590,423         277,590,462
                                                   ==========           ==========            ==========         ===========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                         32,173               10,671                23,509             289,999
Contract terminations                                       -                    -                     -              70,474
Payable to mutual funds and portfolios
for investments purchased                              19,509                  969                35,117             448,496
                                                       ------                  ---                ------             -------
Total liabilities                                      51,682               11,640                58,626             808,969
                                                       ------               ------                ------             -------
Net assets applicable to contracts in
accumulation period                                30,905,142           10,171,670            22,498,363         276,274,230
Net assets applicable to contracts in
payment period                                         28,914                8,731                33,434             507,263
                                                       ------                -----                ------             -------
Total net assets                                 $ 30,934,056         $ 10,180,401          $ 22,531,797       $ 276,781,493
                                                 ============         ============          ============       =============
Accumulation units outstanding                     22,107,109           18,647,568            20,850,931
                                                   ==========           ==========            ==========
Net asset value per accumulation unit                  $ 1.40               $ 0.55                $ 1.08
                                                       ======               ======                ======
See accompanying notes to financial statements.





IDS Life of New York Flexible Portfolio Annuity Account

Statements of Operations                                                                           Year ended  Dec. 31, 1998

                                                                         Segregated Asset Subaccount

Investment income                                      GW                   GP                   GA                   GC
Dividend income from mutual funds
and portfolios                                     $ 449,165            $ 702,894            $ 502,912            $ 863,528
Mortality and expense risk fee                       276,835              141,609               79,738               92,358
                                                     -------              -------               ------               ------
Investment income (loss) - net                       172,330              561,285              423,174              771,170
                                                     -------              -------              -------              -------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                  428,349              315,660              342,570              143,800
Cost of investments sold                             390,175              296,032              351,280              135,975
                                                     -------              -------              -------              -------
Net realized gain (loss) on investments               38,174               19,628               (8,710)               7,825
Net change in unrealized appreciation or
depreciation of investments                        5,586,214             (328,703)            (290,679)           1,028,825
                                                   ---------             --------             --------            ---------
Net gain (loss) on investments                     5,624,388             (309,075)            (299,389)           1,036,650
                                                   ---------             --------             --------            ---------
Net increase (decrease) in net assets
resulting from operations                        $ 5,796,718            $ 252,210            $ 123,785          $ 1,807,820
                                                 ===========            =========            =========          ===========


Investment income                                      GY                   GG                   GV
Dividend income from mutual funds
and portfolios                                     $ 305,421            $ 246,094          $ 1,721,522
Mortality and expense risk fee                        70,223              480,813              194,310
                                                      ------              -------              -------
Investment income (loss) - net                       235,198             (234,719)           1,527,212
                                                     -------             --------            ---------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                  678,685              404,143              193,361
Cost of investments sold                             674,991              373,068              206,001
                                                     -------              -------              -------
Net realized gain (loss) on investments                3,694               31,075              (12,640)
Net change in unrealized appreciation or
depreciation of investments                          126,567           10,097,323           (2,743,097)
                                                     -------           ----------           ----------
Net gain (loss) on investments                       130,261           10,128,398           (2,755,737)
                                                     -------           ----------           ----------
Net increase (decrease) in net assets
resulting from operations                          $ 365,459          $ 9,893,679          $(1,228,525)
                                                   =========          ===========          ===========
See accompanying notes to financial statements




Statements of Operations (continued)                                                                 Year ended Dec. 31, 1998

                                                                          Segregated Asset Subaccount

Investment income                                      GI                   GD                   GM                   GS
Dividend income from mutual
funds and portfolios                                $ 112,737          $ 2,285,131            $ 646,964            $ 819,598
Mortality and expense risk fee                         97,439              205,100              162,125              135,429
                                                       ------              -------              -------              -------
Investment income (loss) - net                         15,298            2,080,031              484,839              684,169
                                                       ------            ---------              -------              -------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                    92,137              641,730            9,635,736            1,606,206
Cost of investments sold                               89,181              634,766            9,635,768            1,675,325
                                                       ------              -------            ---------            ---------
Net realized gain (loss) on investments                 2,956                6,964                  (32)             (69,119)
Net change in unrealized appreciation or
depreciation of investments                           850,502              166,609                    7             (656,464)
                                                      -------              -------                    -             --------
Net gain (loss) on investments                        853,458              173,573                  (25)            (725,583)
                                                      -------              -------                  ---             --------
Net increase (decrease) in net assets
resulting from operations                           $ 868,756          $ 2,253,604            $ 484,814            $ (41,414)
                                                    =========          ===========            =========            =========

                                                                                                                    Combined
                                                                                                                    Variable
Investment income                                       GN                   GK                  GT                  Account
Dividend income from mutual
funds and portfolios                                $ 256,193            $ 206,011                  $ -          $ 9,118,170
Mortality and expense risk fee                        269,738              109,451              220,256            2,535,424
                                                      -------              -------              -------            ---------
Investment income (loss) - net                        (13,545)              96,560             (220,256)           6,582,746
                                                      -------               ------             --------            ---------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                   536,279              536,096              460,514           16,015,266
Cost of investments sold                              472,808              866,531              475,891           16,277,792
                                                      -------              -------              -------           ----------
Net realized gain (loss) on investments                63,471             (330,435)             (15,377)            (262,526)
Net change in unrealized appreciation or
depreciation of investments                         4,908,903           (1,869,597)            (350,347)          16,526,063
                                                    ---------           ----------             --------           ----------
Net gain (loss) on investments                      4,972,374           (2,200,032)            (365,724)          16,263,537
                                                    ---------           ----------             --------           ----------
Net increase (decrease) in net assets
resulting from operations                         $ 4,958,829          $(2,103,472)          $ (585,980)        $ 22,846,283
                                                  ===========          ===========           ==========         ============
See accompanying notes to financial statements.





Statements of Changes in Net Assets                                                                Year ended Dec. 31, 1998

                                                                         Segregated Asset Subaccount

Operations                                             GW                   GP                   GA                   GC
Investment income (loss) - net                     $ 172,330            $ 561,285            $ 423,174            $ 771,170
Net realized gain (loss) on investments               38,174               19,628               (8,710)               7,825
Net change in unrealized appreciation or
depreciation of investments                        5,586,214             (328,703)            (290,679)           1,028,825
                                                   ---------             --------             --------            ---------
Net increase (decrease) in net assets
resulting from operations                          5,796,718              252,210              123,785            1,807,820
                                                   =========              =======              =======            =========

Contract transactions
Contract purchase payments                         8,883,387            4,494,605            1,842,591            2,789,046
Net transfers*                                     6,129,245            2,675,780              755,607            3,147,365
Transfers for policy loans                             6,440                1,809                1,289                  299
Annuity payments                                      (2,475)                (384)                (121)                (194)
Contract charges                                     (12,718)              (5,710)              (4,220)              (3,898)
Contract terminations:
Surrender benefits                                  (198,866)            (161,898)             (67,434)             (73,064)
Death benefits                                       (41,985)              (5,963)             (17,273)                   -
                                                     -------               ------              -------              -------
Increase (decrease) from contract transactions    14,763,028            6,998,239            2,510,439            5,859,554
                                                  ----------            ---------            ---------            ---------
Net assets at beginning of year                   13,080,017            7,402,851            5,334,899            4,647,629
                                                  ----------            ---------            ---------            ---------
Net assets at end of year                       $ 33,639,763         $ 14,653,300          $ 7,969,123         $ 12,315,003
                                                ============         ============          ===========         ============

Accumulation unit activity
Units outstanding at beginning of year            10,124,465            5,588,897            4,736,533            3,726,211
Contracts purchase payments                        6,354,020            3,262,954            1,654,261            2,068,778
Net transfers*                                     4,366,200            1,959,636              669,001            2,318,950
Transfers for policy loans                             4,530                1,348                1,226                  237
Contract charges                                      (9,119)              (4,232)              (3,942)              (2,925)
Contract terminations:
Surrender benefits                                  (156,379)            (132,279)             (76,633)             (68,749)
Death benefits                                       (28,591)              (4,394)             (14,815)                   -
                                                     -------               ------              -------              -------
Units outstanding at end of year                  20,655,126           10,671,930            6,965,631            8,042,502
                                                  ==========           ==========            =========            =========


Operations                                             GY                   GG                   GV
Investment income (loss) - net                     $ 235,198           $ (234,719)         $ 1,527,212
Net realized gain (loss) on investments                3,694               31,075              (12,640)
Net change in unrealized appreciation or
depreciation of investments                          126,567           10,097,323           (2,743,097)
                                                     -------           ----------           ----------
Net increase (decrease) in net assets
resulting from operations                            365,459            9,893,679           (1,228,525)
                                                     =======            =========           ==========

Contract transactions
Contract purchase payments                         1,663,359           13,109,838            7,941,284
Net transfers*                                     1,541,678            8,058,844            2,848,945
Transfers for policy loans                               490               13,901                1,114
Annuity payments                                           -               (6,060)              (1,311)
Contract charges                                      (1,419)             (26,895)              (3,651)
Contract terminations:
Surrender benefits                                   (50,392)            (492,839)            (225,269)
Death benefits                                        (2,953)             (81,804)             (39,231)
                                                      ------              -------              -------
Increase (decrease) from contract transactions     3,150,763           20,574,985           10,521,881
                                                   ---------           ----------           ----------
Net assets at beginning of year                    3,869,646           24,985,801           10,180,906
                                                   ---------           ----------           ----------
Net assets at end of year                        $ 7,385,868         $ 55,454,465         $ 19,474,262
                                                 ===========         ============         ============

Accumulation unit activity
Units outstanding at beginning of year             3,672,423           19,978,769            8,903,708
Contracts purchase payments                        1,530,414            9,544,041            6,876,778
Net transfers*                                     1,416,590            5,846,721            2,488,559
Transfers for policy loans                               443               10,004                  992
Contract charges                                      (1,309)             (19,680)              (3,261)
Contract terminations:
Surrender benefits                                   (46,772)            (395,380)            (208,817)
Death benefits                                        (2,721)             (57,171)             (33,268)
                                                      ------              -------              -------
Units outstanding at end of year                   6,569,068           34,907,304           18,024,691
                                                   =========           ==========           ==========
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.
See  accompanying  notes to  financial statements.





Statements of Changes in Net Assets (continued)                                                      Year ended Dec. 31, 1998

                                                                            Segregated Asset Subaccount

Operations                                               GI                   GD                   GM                   GS
Investment income (loss) - net                        $ 15,298          $ 2,080,031            $ 484,839            $ 684,169
Net realized gain (loss) on investments                  2,956                6,964                  (32)             (69,119)
Net change in unrealized appreciation or
depreciation of investments                            850,502              166,609                    7             (656,464)
                                                       -------              -------                    -             --------
Net increase (decrease) in net assets
resulting from operations                              868,756            2,253,604              484,814              (41,414)
                                                       =======            =========              =======              =======

Contract transactions
Contract purchase payments                           2,443,651            6,801,782           20,323,645            8,162,054
Net transfers*                                       2,319,664            3,100,279          (16,771,361)            (999,755)
Transfers for policy loans                               1,820                6,264               21,937                1,110
Annuity payments                                             -               (8,747)                   -               (1,329)
Contract charges                                        (3,270)              (9,474)              (1,287)              (2,362)
Contract terminations:
Surrender benefits                                     (51,951)            (269,657)            (133,120)             (78,827)
Death benefits                                         (16,955)             (30,652)             (58,857)                (182)
                                                       -------              -------              -------                 ----
Increase (decrease) from contract transactions       4,692,959            9,589,795            3,380,957            7,080,709
                                                     ---------            ---------            ---------            ---------
Net assets at beginning of year                      4,934,910           10,645,583           11,275,181            7,077,601
                                                     ---------           ----------           ----------            ---------
Net assets at end of year                         $ 10,496,625         $ 22,488,982         $ 15,140,952         $ 14,116,896
                                                  ============         ============         ============         ============

Accumulation unit activity
Units outstanding at beginning of year               4,750,619            8,588,876           10,766,759            6,444,921
Contracts purchase payments                          2,131,341            5,106,871           19,030,822            7,378,862
Net transfers*                                       2,011,760            2,371,059          (15,711,518)            (907,907)
Transfers for policy loans                               1,574                4,865               20,658                1,017
Contract charges                                        (2,913)              (7,292)              (1,204)              (2,153)
Contract terminations:
Surrender benefits                                     (44,073)            (126,938)            (124,934)            (133,507)
Death benefits                                         (13,861)             (22,726)             (55,869)                (162)
                                                       -------              -------              -------                 ----
Units outstanding at end of year                     8,834,447           15,914,715           13,924,714           12,781,071
                                                     =========           ==========           ==========           ==========

                                                                                                                     Combined
                                                                                                                     Variable
Operations                                               GN                   GK                  GT                  Account
Investment income (loss) - net                       $ (13,545)            $ 96,560           $ (220,256)         $ 6,582,746
Net realized gain (loss) on investments                 63,471             (330,435)             (15,377)            (262,526)
Net change in unrealized appreciation or
depreciation of investments                          4,908,903           (1,869,597)            (350,347)          16,526,063
                                                     ---------           ----------             --------           ----------
Net increase (decrease) in net assets
resulting from operations                            4,958,829           (2,103,472)            (585,980)          22,846,283
                                                     =========           ==========             ========           ==========

Contract transactions
Contract purchase payments                           7,686,290            2,886,898            6,061,969           95,090,399
Net transfers*                                       4,076,200            1,853,843            4,099,098           22,835,432
Transfers for policy loans                              14,136                3,492                2,263               76,364
Annuity payments                                        (1,958)                (411)                (484)             (23,474)
Contract charges                                       (14,430)              (6,335)              (9,091)            (104,760)
Contract terminations:
Surrender benefits                                    (303,331)             (94,450)            (168,083)          (2,369,181)
Death benefits                                         (39,994)             (13,151)             (22,373)            (371,373)
                                                       -------              -------              -------             --------
Increase (decrease) from contract transactions      11,416,913            4,629,886            9,963,299          115,133,407
                                                    ----------            ---------            ---------          -----------
Net assets at beginning of year                     14,558,314            7,653,987           13,154,478          138,801,803
                                                    ----------            ---------           ----------          -----------
Net assets at end of year                         $ 30,934,056         $ 10,180,401         $ 22,531,797        $ 276,781,493
                                                  ============         ============         ============        =============

Accumulation unit activity
Units outstanding at beginning of year              12,771,996           10,949,809           11,690,211
Contracts purchase payments                          6,286,225            4,940,299            5,597,221
Net transfers*                                       3,328,937            2,956,923            3,773,307
Transfers for policy loans                              11,492                6,566                2,291
Contract charges                                       (12,043)             (11,218)              (8,804)
Contract terminations:
Surrender benefits                                    (247,599)            (170,904)            (182,078)
Death benefits                                         (31,899)             (23,907)             (21,217)
                                                       -------              -------              -------
Units outstanding at end of year                    22,107,109           18,647,568           20,850,931
                                                    ==========           ==========           ==========
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.
See  accompanying  notes to  financial statements.




Statements of Changes in Net Assets                                                           Year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount

Operations                                              GW                 GP                GA                  GC
Investment income (loss) - net                       $ (65,965)       $ (21,813)          $ 390,157           $ 75,846
Net realized gain (loss) on investments                 16,350           17,930              (4,200)             4,454
Net change in unrealized appreciation or
depreciation of investments                          1,086,162          726,149              29,548            366,848
                                                     ---------          -------              ------            -------
Net increase (decrease) in net assets resulting
from operations                                      1,036,547          722,266             415,505            447,148
                                                     =========          =======             =======            =======

Contract transactions
Contract purchase payments                           6,923,961        3,569,964           2,439,595          2,450,819
Net transfers*                                       3,742,141        2,308,606           1,498,450          1,099,174
Transfers for policy loans                                 623              285                  38                  -
Annuity payments                                          (243)               -                   -                  -
Contract charges                                        (2,260)          (1,177)             (1,695)              (843)
Contract terminations:
Surrender benefits                                     (60,312)         (54,779)            (32,770)           (15,537)
Death benefits                                               -                -              (1,516)                 -
                                                       -------          --------             ------            -------
Increase (decrease) from contract transactions      10,603,910        5,822,899           3,902,102          3,533,613
                                                    ----------        ---------           ---------          ---------
Net assets at beginning of year                      1,439,560          857,686           1,017,292            666,868
                                                     ---------          -------           ---------            -------
Net assets at end of year                         $ 13,080,017       $7,402,851         $ 5,334,899        $ 4,647,629
                                                  ============       ==========         ===========        ===========

Accumulation unit activity
Units outstanding at beginning of year               1,385,927          806,200           1,004,549            655,487
Contract purchase payments                           5,752,786        2,944,807           2,342,369          2,157,496
Net transfers*                                       3,057,581        1,881,855           1,422,446            927,613
Transfers for policy loans                                 487              247                  36                  -
Contract charges                                        (1,773)            (917)             (1,511)              (701)
Contract terminations:
Surrender benefits                                     (70,543)         (43,295)            (29,863)           (13,684)
Death benefits                                               -                -              (1,493)                 -
                                                        ------           ------              ------             ------
Units outstanding at end of year                    10,124,465        5,588,897           4,736,533          3,726,211
                                                    ==========        =========           =========          =========



Operations                                               GY               GG                 GV
Investment income (loss) - net                        $ 85,497        $ (50,165)          $ 453,816
Net realized gain (loss) on investments                   (386)          21,945               2,392
Net change in unrealized appreciation or
depreciation of investments                              7,928        2,359,308             132,931
                                                         -----        ---------             -------
Net increase (decrease) in net assets resulting
from operations                                         93,039        2,331,088             589,139
                                                        ======        =========             =======

Contract transactions
Contract purchase payments                           1,946,252       12,266,806           6,288,864
Net transfers*                                       1,254,831        6,820,155           1,414,883
Transfers for policy loans                                  38            3,945                  22
Annuity payments                                             -           (3,956)               (132)
Contract charges                                          (364)          (6,631)               (738)
Contract terminations:
Surrender benefits                                     (26,105)        (104,821)            (59,746)
Death benefits                                          (6,290)         (46,009)             (6,927)
                                                        ------          -------              ------
Increase (decrease) from contract transactions       3,168,362       18,929,489           7,636,226
                                                     ---------       ----------           ---------
Net assets at beginning of year                        608,245        3,725,224           1,955,541
                                                       -------        ---------           ---------
Net assets at end of year                          $ 3,869,646      $24,985,801        $ 10,180,906
                                                   ===========      ===========        ============

Accumulation unit activity
Units outstanding at beginning of year                 591,941        3,667,122           1,917,299
Contract purchase payments                           1,894,305       10,644,073           5,772,299
Net transfers*                                       1,218,102        5,847,128           1,287,584
Transfers for policy loans                                  36            3,532                  19
Contract charges                                          (355)          (5,458)               (676)
Contract terminations:
Surrender benefits                                     (25,499)        (138,865)            (66,580)
Death benefits                                          (6,107)         (38,763)             (6,237)
                                                        ------          -------              ------
Units outstanding at end of year                     3,672,423       19,978,769           8,903,708
                                                     =========       ==========           =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.
See  accompanying  notes to  financial statements.



Statements of Changes in Net Assets (continued)                                                 Year ended Dec. 31, 1997

                                                                         Segregated Asset Subaccount

Operations                                              GI                  GD                  GM                 GS
Investment income (loss) - net                       $ 95,541            $ 822,566          $ 295,038          $ 386,898
Net realized gain (loss) on investments                   943               (1,565)                (4)             3,151
Net change in unrealized appreciation or
depreciation of investments                          (179,569)              19,113                  4            (65,525)
                                                     --------               ------                  -            -------
Net increase (decrease) in net assets resulting
from operations                                       (83,085)             840,114            295,038            324,524
                                                      =======              =======            =======            =======

Contract transactions
Contract purchase payments                          2,437,303            5,619,073         20,460,120          5,308,422
Net transfers*                                      1,869,148            2,914,390        (12,329,944)           162,836
Transfers for policy loans                                107                  680              1,411                220
Annuity payments                                            -               (7,024)                 -                  -
Contract charges                                         (849)              (1,792)              (164)              (412)
Contract terminations:
Surrender benefits                                    (16,626)             (73,885)           (40,487)           (26,327)
Death benefits                                              -                    -                  -             (2,339)
                                                      -------              -------            -------             ------
Increase (decrease) from contract transactions      4,289,083            8,451,442          8,090,936          5,442,400
                                                    ---------            ---------          ---------          ---------
Net assets at beginning of year                       728,912            1,354,027          2,889,207          1,310,677
                                                      -------            ---------          ---------          ---------
Net assets at end of year                          $4,934,910         $ 10,645,583        $11,275,181         $7,077,601
                                                   ==========         ============        ===========         ==========

Accumulation unit activity
Units outstanding at beginning of year                711,793            1,300,874          2,865,321          1,282,750
Contract purchase payments                          2,299,123            4,935,470         19,890,315          5,032,759
Net transfers*                                      1,756,089            2,504,240        (11,950,989)           156,776
Transfers for policy loans                                 99                  561              1,352                202
Contract charges                                         (830)              (1,482)              (157)              (378)
Contract terminations:
Surrender benefits                                    (15,655)            (150,787)           (39,083)           (24,967)
Death benefits                                              -                    -                  -             (2,221)
                                                       ------              -------            -------             ------
Units outstanding at end of year                    4,750,619            8,588,876         10,766,759          6,444,921
                                                    =========            =========         ==========          =========

                                                                                                                Combined
                                                                                                                Variable
Operations                                              GN                 GK                  GT                Account
Investment income (loss) - net                     $ (100,521)          $ (44,829)          $ (83,771)       $ 2,238,295
Net realized gain (loss) on investments                16,283              (2,374)              6,448             81,367
Net change in unrealized appreciation or
depreciation of investments                         1,751,084          (3,060,129)          1,239,168          4,413,020
                                                    ---------          ----------           ---------          ---------
Net increase (decrease) in net assets resulting
from operations                                     1,666,846          (3,107,332)          1,161,845          6,732,682
                                                    =========          ==========           =========          =========

Contract transactions
Contract purchase payments                          6,377,316           6,070,701           5,955,983         88,115,179
Net transfers*                                      4,074,747           3,355,024           4,342,808         22,527,249
Transfers for policy loans                              3,546                 492                 220             11,627
Annuity payments                                         (242)                (62)                (64)           (11,723)
Contract charges                                       (4,776)             (1,630)             (2,244)           (25,575)
Contract terminations:
Surrender benefits                                    (46,813)            (49,243)            (50,468)          (657,919)
Death benefits                                        (19,243)            (11,809)             (6,993)          (101,126)
                                                      -------             -------              ------           --------
Increase (decrease) from contract transactions     10,384,535           9,363,473          10,239,242        109,857,712
                                                   ----------           ---------          ----------        -----------
Net assets at beginning of year                     2,506,933           1,397,846           1,753,391         22,211,409
                                                    ---------           ---------           ---------         ----------
Net assets at end of year                         $14,558,314         $ 7,653,987         $13,154,478      $ 138,801,803
                                                  ===========         ===========         ===========      =============

Accumulation unit activity
Units outstanding at beginning of year              2,682,128           1,398,887           1,780,636
Contract purchase payments                          6,228,058           6,136,005           5,783,092
Net transfers*                                      3,944,584           3,488,822           4,190,627
Transfers for policy loans                              3,636                 525                 199
Contract charges                                       (4,288)             (2,037)             (2,030)
Contract terminations:
Surrender benefits                                    (64,169)            (59,585)            (55,810)
Death benefits                                        (17,953)            (12,808)             (6,503)
                                                      -------             -------              ------
Units outstanding at end of year                   12,771,996          10,949,809          11,690,211
                                                   ==========          ==========          ==========
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.
See  accompanying  notes to  financial statements.




IDS Life of New York Flexible Portfolio Annuity Account

Notes to Financial Statements

1. Organization

IDS Life of New York Flexible Portfolio Annuity Account (the Account) was established on April 17, 1996 under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Oct. 8,
1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Global Yield and Warburg Pincus Trust/Small Company Growth Portfolio) open-end management investment companies and have the following investment managers.

Subaccount              Invests exclusively in shares of                       Investment Manager
GW                      AIM V.I. Growth and Income Fund                        AIM Advisors, Inc.
GP                      American Century VP Value                              American Century Investment Management, Inc.
GA                      IDS Life Aggressive Growth Fund                        IDS Life Insurance Company 1
GC                      IDS Life Capital Resource Fund                         IDS Life Insurance Company 1
GY                      IDS Life Global Yield Fund                             IDS Life Insurance Company 1
GG                      IDS Life Growth Dimensions Fund                        IDS Life Insurance Company 1
GV                      IDS Life Income Advantage Fund                         IDS Life Insurance Company 1
GI                      IDS Life International Equity Fund                     IDS Life Insurance Company 2
GD                      IDS Life Managed Fund                                  IDS Life Insurance Company 1
GM                      IDS Life Moneyshare Fund                               IDS Life Insurance Company 1
GS                      IDS Life Special Income Fund                           IDS Life Insurance Company 1
GN                      Putnam VT New Opportunities Fund                       Putnam Investment Management, Inc.
GK                      Templeton Developing Markets Fund: Class 1             Templeton Asset Management Ltd.
GT                      Warburg Pincus Trust/Small Company Growth Portfolio    Warburg Pincus Counselors, Inc.

1  American Express Financial Corporation (AEFC) is the investment advisor.
2  AEFC  is  the  investment   advisor.   American   Express  Asset   Management
   International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. Contract Administrative Charges

An annual  charge of $30 is deducted  from the contract  value of each  Flexible
Portfolio Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by IDS Life of New York. The deduction is allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge is waived. The charge cannot be increased and does not apply after annuity payouts begin.

5. Surrender Charges

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $886,431 in 1998 and $688,445 in 1997.
Such charges are not treated as a separate expense of the subaccounts or account. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount   Investment                                                    Shares                NAV

GW           AIM V.I. Growth and Income Fund                            1,417,882             $23.75
GP           American Century VP Value                                  2,179,593               6.73
GA           IDS Life Aggressive Growth Fund                              519,718              15.33
GC           IDS Life Capital Resource Fund                               377,137              32.65
GY           IDS Life Global Yield Fund                                   695,245              10.62
GG           IDS Life Growth Dimensions Fund                            3,166,107              17.52
GV           IDS Life Income Advantage Fund                             2,185,476               8.91
GI           IDS Life International Equity Fund                           673,846              15.58
GD           IDS Life Managed Fund                                      1,214,302              18.52
GM           IDS Life Moneyshare Fund                                  15,142,237               1.00
GS           IDS Life Special Income Fund                               1,271,025              11.11
GN           Putnam VT New Opportunities Fund                           1,188,267              26.06
GK           Templeton Developing Markets Fund:Class 1                  1,986,564               5.13
GT           Warburg Pincus Trust/Small Company Growth Portfolio        1,408,826              16.01

7. Investment Transactions

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                          Year ended Dec. 31,
Subaccount               Investment                                                   1998                    1997

GW                       AIM V.I. Growth and Income Fund                        $ 15,384,635            $ 10,714,878
GP                       American Century VP Value                                 7,882,709               5,979,292
GA                       IDS Life Aggressive Growth Fund                           3,270,307               4,498,755
GC                       IDS Life Capital Resource Fund                            6,769,512               3,781,016
GY                       IDS Life Global Yield Fund                                4,064,646               3,438,036
GG                       IDS Life Growth Dimensions Fund                          20,717,327              19,095,388
GV                       IDS Life Income Advantage Fund                           12,242,454               8,424,390
GI                       IDS Life International Equity Fund                        4,795,057               4,436,257
GD                       IDS Life Managed Fund                                    12,300,087               9,562,701
GM                       IDS Life Moneyshare Fund                                 13,501,532              14,837,432
GS                       IDS Life Special Income Fund                              9,371,084               6,236,006
GN                       Putnam VT New Opportunities Fund                         11,956,096              10,587,081
GK                       Templeton Developing Markets Fund: Class 1                5,264,950               9,497,888
GT                       Warburg Pincus Trust/Small Company Growth Portfolio      10,212,822              10,245,620
                         Combined Variable Account                              $137,733,218            $121,334,740

8. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the Account. IDS Life of New York and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life of New
York's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
IDS LIFE OF NEW YORK FINANCIAL INFORMATION
-----------------------------------------------------------------

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

IDS LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------------------------------------

                                                                   DEC. 31, 1998
                         BALANCE SHEETS                                             DEC. 31, 1997
ASSETS                                                                      (thousands)
-------------------------------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value: 1998, $503,909;
1997, $562,979)..................................................  $    473,592     $    535,651
Available for sale, at fair value (amortized cost: 1998,
$561,325; 1997, $582,962)........................................       578,591          603,576
Mortgage loans on real estate....................................       166,835          178,826
Policy loans.....................................................        25,421           23,349
Other investments................................................           566              970
-------------------------------------------------------------------------------------------------
Total investments................................................     1,245,005        1,342,372
-------------------------------------------------------------------------------------------------
Cash and cash equivalents........................................         3,007               --
Amounts recoverable from reinsurers..............................         4,077            2,317
Accounts receivable..............................................           842              723
Premiums due.....................................................           204              192
Accrued investment income........................................        19,893           20,205
Deferred policy acquisition costs................................       129,477          126,614
Other assets.....................................................         1,042              995
Separate account assets..........................................     1,491,679        1,236,759
-------------------------------------------------------------------------------------------------
Total assets.....................................................  $  2,895,226     $  2,730,177
-------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY
-------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities..................................................  $    875,507     $    964,483
Universal life-type insurance....................................       152,195          147,744
Traditional life, disability income and long-term care
insurance........................................................        55,910           50,469
Policy claims and other policyholders' funds.....................         3,105            4,013
Deferred income taxes............................................         7,912           11,445
Amounts due to brokers...........................................         4,507           29,054
Other liabilities................................................        24,945           28,931
Separate account liabilities.....................................     1,491,679        1,236,759
-------------------------------------------------------------------------------------------------
Total liabilities................................................     2,615,760        2,472,898
-------------------------------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $10 par value per share; 200,000 shares
authorized, issued and outstanding...............................         2,000            2,000
Additional paid-in capital.......................................        49,000           49,000
Accumulated other comprehensive income:
Net unrealized securities gains..................................        11,014           13,175
Retained earnings................................................       217,452          193,104
-------------------------------------------------------------------------------------------------
Total stockholder's equity.......................................       279,466          257,279
-------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity.......................  $  2,895,226     $  2,730,177
-------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

                                                                           YEARS ENDED DEC. 31,
                                                                      1998         1997          1996
                      STATEMENTS OF INCOME                                     (thousands)
--------------------------------------------------------------------------------------------------------
Revenues:
Traditional life, disability income and long-term care insurance
premiums.........................................................  $   13,852   $   12,376    $   10,931
Policyholder and contractholder charges..........................      20,467       18,319        15,832
Mortality and expense risk fees..................................      13,980       11,312         8,574
Net investment income............................................     100,871      106,274       109,468
Net realized gains (losses) on investments.......................       2,163          547        (1,424)
--------------------------------------------------------------------------------------------------------
Total revenues...................................................     151,333      148,828       143,381
--------------------------------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits: Traditional life, disability income and
long-term care insurance.........................................       5,553        3,633         4,182
Universal life-type insurance and investment contracts...........       4,320        3,852         4,409
Increase in liabilities for future policy benefits for
traditional life, disability income and long-term care
insurance........................................................       3,662        3,979         2,324
Interest credited on universal life-type insurance and investment
contracts........................................................      55,073       62,294        65,099
Amortization of deferred policy acquisition costs................      18,362       17,201        16,071
Other insurance and operating expenses...........................       8,917       10,220         8,972
--------------------------------------------------------------------------------------------------------
Total benefits and expenses......................................      95,887      101,179       101,057
--------------------------------------------------------------------------------------------------------
Income before income taxes.......................................      55,446       47,649        42,324
Income taxes.....................................................      19,098       16,471        14,640
--------------------------------------------------------------------------------------------------------
Net income.......................................................  $   36,348   $   31,178    $   27,684
--------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           THREE YEARS ENDED DEC. 31, 1998
                                                                                     (thousands)    ACCUMULATED
                                                                                                      OTHER
                                                             TOTAL                                  COMPREHENSIVE
                                                            STOCKHOLDER'S  CAPITAL                   INCOME,     RETAINED
            STATEMENTS OF STOCKHOLDER'S EQUITY              EQUITY      STOCK        ADDITIONAL     NET OF TAX   EARNINGS
                                                                                      PAID-IN
                                                                                      CAPITAL
--------------------------------------------------------------------------------------------------------------------------
Balance, Dec. 31, 1995....................................  $218,583   $  2,000       $ 49,000      $15,341     $ 152,242
Comprehensive income:
    Net income............................................  27,684           --             --           --        27,684
    Unrealized holding losses arising during the year, net
    of effect on deferred policy acquisition costs of $296
    and taxes of $5,055...................................  (9,387)          --             --       (9,387   )        --
    Reclassification adjustment for losses included in net
    income, net of tax of $(530)..........................     983           --             --          983            --
                                                            -------                                 ----------
Other comprehensive loss..................................  (8,404)          --             --       (8,404   )        --
                                                            -------
Comprehensive income......................................  19,280
Cash dividends to parent..................................  (8,000)          --             --           --        (8,000 )
                                                            --------------------------------------------------------------
Balance, Dec. 31, 1996....................................  229,863       2,000         49,000        6,937       171,926
Comprehensive income:
    Net income............................................  31,178           --             --           --        31,178
    Unrealized holding gains arising during the year, net
    of effect on deferred policy acquisition costs of $(1)
    and taxes of $(3,412).................................   6,337           --             --        6,337            --
    Reclassification adjustment for gains included in net
    income, net of tax of $54.............................     (99)          --             --          (99   )        --
                                                            -------                                 ----------
Other comprehensive income................................   6,238           --             --        6,238            --
                                                            -------
Comprehensive income......................................  37,416
Cash dividends to parent..................................  (10,000)         --             --           --       (10,000 )
                                                            --------------------------------------------------------------
Balance, Dec. 31, 1997....................................  257,279       2,000         49,000       13,175       193,104
Comprehensive income:
    Net income............................................  36,348           --             --           --        36,348
    Unrealized holding losses arising during the year, net
    of effect on deferred policy acquisition costs of $22
    and taxes of $1,415...................................  (2,628)          --             --       (2,628   )        --
    Reclassification adjustment for gains included in net
    income, net of tax of $(252)..........................     467           --             --          467            --
                                                            -------                                 ----------
Other comprehensive loss..................................  (2,161)          --             --       (2,161   )        --
                                                            -------
Comprehensive income......................................  34,187
Cash dividends to parent..................................  (12,000)         --             --           --       (12,000 )
                                                            --------------------------------------------------------------
Balance, Dec. 31, 1998....................................  $279,466   $  2,000       $ 49,000      $11,014     $ 217,452
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

                                                                            YEARS ENDED DEC. 31,
                                                                      1998         1997           1996
                    STATEMENTS OF CASH FLOWS                                    (thousands)
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income.......................................................  $   36,348   $    31,178    $   27,684
Adjustments to reconcile net income to net cash provided by
operating activities:
Policy loan issuance, excluding universal life-type insurance....      (3,110)       (3,073)       (2,473)
Policy loan repayment, excluding universal life-type insurance...       2,660         1,897         1,571
Change in accrued investment income..............................         312           863         1,504
Change in amounts recoverable from reinsurer.....................      (1,760)       (1,345)         (460)
Change in premiums due...........................................         (12)          (50)           25
Change in accounts receivable....................................        (119)          218           (83)
Change in other assets...........................................         (47)          (95)         (328)
Change in deferred policy acquisition costs, net.................      (2,841)       (7,431)       (9,087)
Change in liabilities for future policy benefits for traditional
life, disability income and long-term care insurance.............       5,441         5,131         2,861
Change in policy claims and other policyholders' funds...........        (908)          858          (489)
Deferred income tax benefit......................................      (2,369)         (960)       (2,095)
Change in other liabilities......................................      (3,986)        3,468         4,434
Accretion of discount, net.......................................        (342)         (352)         (652)
Net realized (gain) loss on investments..........................      (2,163)         (547)        1,424
Policyholder and contractholder charges, non-cash................      (9,661)       (8,772)       (7,831)
Other, net.......................................................         118           715          (935)
---------------------------------------------------------------------------------------------------------
Net cash provided by operating activities........................      17,561        21,703        15,070
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity:
Maturities, sinking fund payments and calls......................      46,629        36,511        39,082
Sales............................................................      16,173        12,616        14,465
Fixed maturities available for sale:
Purchases........................................................     (86,072)     (101,818)      (97,370)
Maturities, sinking fund payments and calls......................      96,578        84,229        71,939
Sales............................................................      13,180        27,055        15,669
Other investments, excluding policy loans:
Purchases........................................................      (9,121)      (33,243)      (14,802)
Sales............................................................      21,113        14,233        12,659
Change in amounts due from broker................................          --           995            --
Change in amounts due to broker..................................     (24,547)       26,047        (6,993)
---------------------------------------------------------------------------------------------------------
Net cash provided by investing activities........................      73,933        66,625        34,649
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activity related to universal life-type insurance and investment contracts:
Considerations received..........................................      76,009       112,732       131,011
Surrenders and death benefits....................................    (205,946)     (251,259)     (236,689)
Interest credited to account balances............................      55,073        62,294        65,099
Universal life-type insurance policy loans:
Issuance.........................................................      (5,222)       (4,848)       (4,490)
Repayment........................................................       3,599         2,753         3,350
Cash dividend to parent..........................................     (12,000)      (10,000)       (8,000)
---------------------------------------------------------------------------------------------------------
Net cash used in financing activities............................     (88,487)      (88,328)      (49,719)
---------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents........................       3,007            --            --
Cash and cash equivalents at beginning of year...................          --            --            --
---------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year.........................  $    3,007   $        --    $       --
---------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS)
-----------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
CASH PAID DURING THE YEAR FOR:
Income taxes.......................  $22,470  $17,811  $15,247
Interest on borrowings.............    1,600    1,026      777
--------------------------------------------------------------

RECOGNITION OF PROFITS ON ANNUITY
CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal life-type insurance and deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on mortality tables with various interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
REINSURANCE
The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1998 and 1997 are $3,647, and $5,026, respectively, payable to IDS Life for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of the effect on deferred policy acquistion costs, of taxes and reclassification adjustment.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

RECLASSIFICATIONS
Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
HELD TO MATURITY                   COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
U.S. Government agency
obligations...................   $  2,871      $   159        $   --     $    3,030
Corporate bonds and
obligations...................    417,648       29,795           474        446,969
Mortgage-backed securities....     53,073          844             7         53,910
-----------------------------------------------------------------------------------
                                 $473,592      $30,798        $  481     $  503,909
-----------------------------------------------------------------------------------

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
AVAILABLE FOR SALE                 COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
State and municipal
obligations...................   $    105      $     9        $   --     $      114
Corporate bonds and
obligations...................    336,985       15,939         6,296        346,628
Mortgage-backed securities....    224,235        7,614            --        231,849
-----------------------------------------------------------------------------------
                                 $561,325      $23,562        $6,296     $  578,591
-----------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
HELD TO MATURITY                   COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
U.S. Government agency
obligations...................   $  3,690      $   253        $   --     $    3,943
Corporate bonds and
obligations...................    476,108       27,361           444        503,025
Mortgage-backed securities....     55,853          452           294         56,011
-----------------------------------------------------------------------------------
                                 $535,651      $28,066        $  738     $  562,979
-----------------------------------------------------------------------------------

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
AVAILABLE FOR SALE                 COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
State and municipal
obligations...................   $    104      $    10        $   --     $      114
Corporate bonds and
obligations...................    281,555       14,272         1,635        294,192
Mortgage-backed securities....    301,303        8,253           286        309,270
-----------------------------------------------------------------------------------
                                 $582,962      $22,535        $1,921     $  603,576
-----------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST        VALUE
----------------------------------------------------------------
Due in one year or less.................   $ 22,671    $  22,908
Due from one to five years..............    152,766      162,929
Due from five to ten years..............    183,198      195,428
Due in more than ten years..............     61,884       68,733
Mortgage-backed securities..............     53,073       53,911
----------------------------------------------------------------
                                           $473,592    $ 503,909
----------------------------------------------------------------

                                          AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST        VALUE
----------------------------------------------------------------
Due in one year or less.................   $  8,512    $   8,716
Due from one to five years..............     40,511       43,188
Due from five to ten years..............    191,185      197,625
Due in more than ten years..............     96,881       97,213
Mortgage-backed securities..............    224,236      231,849
----------------------------------------------------------------
                                           $561,325    $ 578,591
----------------------------------------------------------------

During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $16,175, $12,737 and $14,507, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively.

At December 31, 1998, bonds carried at $257 were on deposit with the state of New York as required by law.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998, investments in fixed maturities comprised 85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $153 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1998        1997
----------------------------------------------------------------
Aaa/AAA.................................  $  280,669  $  367,242
Aa/AA...................................      15,815       9,685
Aa/A....................................      16,327      13,646
A/A.....................................     151,838     162,275
A/BBB...................................      68,640      81,463
Baa/BBB.................................     366,776     343,519
Baa/BB..................................      39,666      21,519
Below investment grade..................      95,186     119,264
----------------------------------------------------------------
                                          $1,034,917  $1,118,613
----------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998, 98 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1998, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                    DECEMBER 31, 1998            DECEMBER 31, 1997
---------------------------------------------------------------------------------------
                                ON BALANCE    COMMITMENTS    ON BALANCE    COMMITMENTS
REGION                             SHEET      TO PURCHASE       SHEET      TO PURCHASE
---------------------------------------------------------------------------------------
West North Central............    $ 24,725        $ --         $ 27,833       $   --
East North Central............      29,134          59           33,515           --
South Atlantic................      34,175         598           34,182        2,750
Middle Atlantic...............      18,350          --           24,485           --
Pacific.......................       9,706          --            9,873           --
Mountain......................      36,636          --           32,864        6,417
New England...................       7,851          --            8,624           --
East South Central............       7,521          --            8,698           --
West South Central............         237          --              252           --
---------------------------------------------------------------------------------------
                                   168,335         657          180,326        9,167
Less allowance for losses.....       1,500          --            1,500           --
---------------------------------------------------------------------------------------
                                  $166,835        $657         $178,826       $9,167
---------------------------------------------------------------------------------------

                                    DECEMBER 31, 1998            DECEMBER 31, 1997
---------------------------------------------------------------------------------------
                                ON BALANCE    COMMITMENTS    ON BALANCE    COMMITMENTS
PROPERTY TYPE                      SHEET      TO PURCHASE       SHEET      TO PURCHASE
---------------------------------------------------------------------------------------
Apartments....................    $ 59,019        $ --         $ 68,823       $   --
Department/retail stores......      54,018         624           54,622        6,417
Office buildings..............      23,902          --           25,042        1,650
Industrial buildings..........      18,590          33           17,975        1,100
Nursing/retirement............       5,153          --            6,035           --
Medical buildings.............       7,416          --            7,577           --
Hotels/motels.................         237          --              252           --
---------------------------------------------------------------------------------------
                                   168,335         657          180,326        9,167
Less allowance for losses.....       1,500          --            1,500           --
---------------------------------------------------------------------------------------
                                  $166,835        $657         $178,826       $9,167
---------------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $1,268 and $1,299, with allowances of $300 and $300, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $1,282 and $1,312, respectively.

The Company recognized $123, $126 and $152 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1998    1997    1996
-----------------------------------------------------------
Balance, January 1.................  $1,500  $1,300  $  445
Provision for investment losses....      --     200     855
-----------------------------------------------------------
Balance, December 31...............  $1,500  $1,500  $1,300
-----------------------------------------------------------

Net investment income for the years ended December 31 is summarized as follows:

                                       1998      1997      1996
-----------------------------------------------------------------
Interest on fixed maturities.......  $ 85,164  $ 92,007  $ 95,574
Interest on mortgage loans.........    14,599    14,228    14,171
Other investment income............     3,365     1,715     1,293
Interest on cash equivalents.......        64        91        67
-----------------------------------------------------------------
                                      103,192   108,041   111,105
Less investment expenses...........     2,321     1,767     1,637
-----------------------------------------------------------------
                                     $100,871  $106,274  $109,468
-----------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                      1998    1997     1996
-------------------------------------------------------------
Fixed maturities...................  $2,018  $   844  $  (572)
Mortgage loans.....................      --     (200)    (855)
Other investments..................     145      (97)       3
-------------------------------------------------------------
                                     $2,163  $   547  $(1,424)
-------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
Fixed maturities available for
sale...............................  $(3,347) $9,599  $(13,215)
--------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------
3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                      1998     1997     1996
--------------------------------------------------------------
Federal income taxes:
Current............................  $20,192  $16,371  $15,735
Deferred...........................   (2,369)    (960)  (2,095)
--------------------------------------------------------------
                                      17,823   15,411   13,640
State income taxes-current.........    1,275    1,060    1,000
--------------------------------------------------------------
Income tax expense.................  $19,098  $16,471  $14,640
--------------------------------------------------------------

Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                  1998                  1997                     1996
-----------------------------------------------------------------------------------------------
                           PROVISION     RATE    PROVISION     RATE    PROVISION       RATE
-----------------------------------------------------------------------------------------------
Federal income taxes
based on the statutory
rate.....................    $19,406      35.0%    $16,677      35.0%    $14,813           35.0%
Increases (decreases) are
attributable to:
Tax-excluded interest and
dividend income..........       (660)     (1.2)       (569)     (1.2)       (458)          (1.1)
State tax, net of federal
benefit..................        829       1.5         689       1.4         650            1.5
Other, net...............       (477)     (0.9)       (326)     (0.6)       (365)          (0.8)
-----------------------------------------------------------------------------------------------
Federal income taxes.....    $19,098      34.4%    $16,471      34.6%    $14,640           34.6%
-----------------------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1998, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1998     1997
----------------------------------------------------------
Deferred income tax assets:
Policy reserves.........................  $29,318  $28,922
Other...................................    6,502    5,467
----------------------------------------------------------
Total deferred income tax assets........   35,820   34,389
----------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs.......   36,673   36,594
Investments.............................    7,059    9,240
----------------------------------------------------------
Total deferred income tax liabilities...   43,732   45,834
----------------------------------------------------------
Net deferred income tax liabilities.....  $ 7,912  $11,445
----------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

3. INCOME TAXES (CONTINUED)
The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $132,702 and $115,828 as of December 31, 1998 and 1997, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

--------------------------------------------------------------------------------
5. BENEFIT PLANS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $37, $39 and $34 in 1998, 1997 and 1996, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1998, 1997 and 1996, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,480, $1,965 and $1,474, respectively. Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $252, $312 and $248, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1998, 1997 and 1996 were $nil.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1998, 1997 and 1996 were $140, $1,490 and $1,424, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $9,403, $11,589 and $12,389 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

--------------------------------------------------------------------------------
7. COMMITMENTS AND CONTINGENCIES

A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

At December 31, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $4,941,727 and $4,513,251, respectively, of which $248,280 and $221,798 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $74, $115 and $98 for the years ended December 31, 1998, 1997 and 1996, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $963 and $861 in 1998, 1997 and 1996, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,178, $1,583 and $747 for the years ended December 31, 1998, 1997 and 1996, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $228, $1,366 and $66 for the years ended December 31, 1998, 1997 and 1996, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $267,806 and $303,263 at December 31, 1998 and 1997, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1998, 1997 and 1996, and decreases in liabilities for future policy benefits of $1,742, $1,889 and $2,010 related to this agreement for the years ended December 31, 1998, 1997 and 1996, respectively.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

8. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for the line of credit is AEFC's cost of funds, ranging from 20 to 45 basis points over an established index. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

--------------------------------------------------------------------------------
9. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

DECEMBER 31, 1998               NOTIONAL  CARRYING     FAIR    TOTAL CREDIT
ASSETS:                          AMOUNT    AMOUNT     VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $200,000     $566       $ 2         $ 2
----------------------------------------------------------------------------

DECEMBER 31, 1997               NOTIONAL  CARRYING     FAIR    TOTAL CREDIT
ASSETS:                          AMOUNT    AMOUNT     VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $200,000     $970       $62         $62
----------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                         1998                    1997
------------------------------------------------------------------------------
                                 CARRYING      FAIR      CARRYING      FAIR
                                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
FINANCIAL ASSETS:
Investments:
Fixed maturities (Note 2):
Held to maturity..............  $  473,592  $  503,909  $  535,651  $  562,979
Available for sale............     578,591     578,591     603,576     603,576
Mortgage loans on real estate
(Note 2)......................     166,835     178,559     178,826     187,992
Other:
Derivative financial
instruments (Note 9)..........         566           2         970          62
Separate accounts assets (Note
1)............................   1,491,679   1,491,679   1,236,759   1,236,759

FINANCIAL LIABILITIES
Future policy benefits for
fixed annuities...............     788,780     765,430     880,809     852,391
Separate account
liabilities...................   1,355,430   1,302,422   1,136,408   1,086,565
------------------------------------------------------------------------------

At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $81,358 and $78,853, respectively, and policy loans of $5,369 and $4,821, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $136,249 and $100,351, respectively.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

11. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1998       1997       1996
--------------------------------------------------------------------
Net income, per accompanying
financial statements...............  $  36,348  $  31,178  $  27,684
Deferred policy acquisition
costs..............................     (2,841)    (7,432)    (9,087)
Adjustments of future policy
benefit liabilities................     (6,199)    (4,928)    (9,683)
Deferred income tax benefit........     (2,369)      (960)    (2,095)
Provision for losses on
investments........................        862        296        877
IMR gain/loss transfer and
amortization.......................     (1,451)      (119)     1,010
Adjustment to separate account
reserves...........................      2,767     10,267      8,863
Other, net.........................       (350)       430        116
--------------------------------------------------------------------
Net income, on basis of statutory
accounting practices...............  $  26,767  $  28,732  $  17,685
--------------------------------------------------------------------

                                       1998       1997       1996
--------------------------------------------------------------------
Stockholder's equity, per
accompanying financial
statements.........................  $ 279,466  $ 257,279  $ 229,863
Deferred policy acquisition
costs..............................   (129,477)  (126,614)  (119,183)
Adjustments of future policy
benefit liabilities................      4,697      9,452     13,458
Deferred income taxes..............      7,912     11,445      9,046
Asset valuation reserve............    (15,516)   (16,698)   (19,446)
Adjustments of separate account
liabilities........................     56,223     53,456     43,189
Adjustments of investments to
amortized cost.....................    (17,266)   (20,613)   (11,016)
Premiums due, deferred and
advance............................      1,381      1,237      1,149
Deferred revenue liability.........      2,482      1,941      1,342
Allowance for losses...............      1,500      1,645      1,349
Non-admitted assets................       (450)      (552)      (634)
Interest maintenance reserve.......     (3,001)    (1,551)    (1,432)
Other, net.........................     (2,915)    (1,463)      (281)
--------------------------------------------------------------------
Stockholder's equity, on basis of
statutory accounting practices.....  $ 185,036  $ 168,963  $ 147,404
--------------------------------------------------------------------

--------------------------------------------------------------------------------
12. YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. Testing of these systems is targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

12. YEAR 2000 ISSUE (UNAUDITED) (CONTINUED) whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

-----------------------------------------------------------------

                     REPORT OF INDEPENDENT AUDITORS

                     The Board of Directors
                 IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

Ernst & Young LLP
February 4, 1999
Minneapolis, Minnesota

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in part B of this Registration Statement:

         IDS Life Insurance Company of New York:

         Balance sheets as of Dec. 31, 1998 and 1997.
         Statements of Income for years ended Dec. 31, 1998, 1997 and 1996. Statements of Stockholder's Equity, for years ended Dec. 31, 1998,
           1997 and 1996.
         Statements of Cash Flows for years ended Dec. 31, 1998, 1997 and 1996. Notes to Financial Statements.
         Report of Independent Auditors dated February 4, 1999.

         IDS Life of New York Flexible Portfolio Annuity Account including:

         Statements of Net Assets for year ended Dec. 31, 1998.
         Statements of Operations for year ended Dec. 31, 1998.
         Statements of Changes in Net Assets for year ended Dec. 31, 1998 and
           1997, and for the period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 12, 1999.

(b)      Exhibits:

1. Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Qualified Deferred Annuity Contract (form 31037-NY 10/95) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.2 Copy of Non-Qualified Deferred Annuity Contract (form 31036-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract (form 31038-IRA-NY 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.4 Copy of Deferred Annuity Contract (form 31039-SEP-NY 10/95), filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

5. Copy of the Annuity Application for IDS Life of New York (form 39986, 7/96) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867 is incorporated herein by reference.

6.1 Copy of the revised charter of IDS Life of New York dated April 1992, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement between IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.1 to the Post-Effective Amendment No. 1 to Registration Statement No.
         333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.3 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.5 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, dated April 23, 1999, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

14. Power of Attorney to sign this Registration Statement dated April 14, 1999, filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Timothy V. Bechtold                   IDS Tower 10                              Director and President
                                      Minneapolis, MN  55440

Maureen A. Buckley                    IDS Tower 10                              Director, Vice President, Chief
                                      Minneapolis, MN  55440                         Operating Officer and Consumer
                                                                                     Affairs Officer

Rodney P. Burwell                     IDS Tower 10                              Director
                                      Minneapolis, MN  55440

John R. Cattau                        IDS Tower 10                              Director
                                      Minneapolis, MN  55440

James E. Choat                        IDS Tower 10                              Executive Vice President -
                                      Minneapolis, MN  55440                         Institutional Products Group

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      IDS Tower 10                              Vice President - Investments
                                      Minneapolis, MN  55440

Jay C. Hatlestad                      IDS Tower 10                              Vice President and Controller -
                                      Minneapolis, MN  55440                         Assured Assets

Jeffrey S. Horton                     IDS Tower 10                              Vice President and Treasurer
                                      Minneapolis, MN  55440

Jean B. Keffeler                      IDS Tower 10                              Director
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                              Director and Chairman of the Board
                                      Minneapolis, MN  55440

Bruce A. Kohn                         IDS Tower 10                              Counsel and Assistant Secretary
                                      Minneapolis, MN  55440

Eric L. Marhoun                       IDS Tower 10                              General Counsel and Secretary
                                      Minneapolis, MN  55440

Thomas R. McBurney                    IDS Tower 10                              Director
                                      Minneapolis, MN  55440

Mary Ellyn Minenko                    IDS Tower 10                              Counsel and Assistant Secretary
                                      Minneapolis, MN  55440

Edward J. Muhl                        IDS Tower 10                              Director
                                      Minneapolis, MN  55440

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY

F. Dale Simmons                       IDS Tower 10                              Vice President - Real Estate Loan
                                      Minneapolis, MN  55440                         Management

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

William A. Stoltzmann                 IDS Tower 10                              Counsel and Assistant Secretary
                                      Minneapolis, MN  55440

Philip C. Wentzel                     IDS Tower 10                              Vice President and Controller -
                                      Minneapolis, MN  55440                         Risk Management

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company of New York is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                       Jurisdiction of
Name of Subsidiary
                                                                                       Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.
     Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.
     Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.
     Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.
     Massachusetts
     IDS Insurance Agency of Mississippi Ltd.
     Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North
     Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah

Jurisdiction of
Name of Subsidiary
Incorporation

     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  On March 31, 1999, there were 3,993 contract owners of qualified contracts and there were 5,905 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address        Position and Offices with            Positions with Offices with
                                           Underwriter                          Registrant
------------------------------------------ ------------------------------------ -----------------------------
Ronald. G. Abrahamson                      Vice President - Service Quality     None
IDS Tower 10                               and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                           Senior Vice President - Human        None
IDS Tower 10                               Resources
Minneapolis, MN  55440

Peter J. Anderson                          Senior Vice President - Investment   Vice President
IDS Tower 10                               Operations
Minneapolis, MN  55440

Ward D. Armstrong                          Vice President-American Express      None
IDS Tower 10                               Retirement Services
Minneapolis, MN  55440

John M. Baker                              Vice President - Plan Sponsor        None
IDS Tower 10                               Services
Minneapolis, MN  55440

Joseph M. Barksy, III                      Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Timothy V. Bechtold                        Vice President - Risk Management     Director and President
IDS Tower 10                               Products
Minneapolis, MN  55440

John D. Begley                             Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                            Group Vice President - Los Angeles   None
Suite 900                                  Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                             Vice President - Nonproprietary      None
IDS Tower 10                               Products
Minneapolis, MN  55440

Walter K. Booker                           Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                          Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                          Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                         Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                             Corporate Senior Vice President      None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President - American Express    None
IDS Tower 10                               Securities Services
Minneapolis, MN  55440

Mark W. Carter                             Senior Vice President and Chief      None
IDS Tower 10                               Marketing Officer
Minneapolis, MN  55440

James E. Choat                             Senior Vice President -              Executive Vice President -
IDS Tower 10                               Institutional Products Group         Institutional Products Group
Minneapolis, MN  55440

Kenneth J. Ciak                            Vice President and General Manager   None
IDS Property Casualty                      - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                           Vice President - Advisor Staffing,   None
IDS Tower 10                               Training and Support
Minneapolis, MN  55440

Henry J. Cormier                           Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                           Group Vice President -               None
Suite 200                                  Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                             Group Vice President -               None
Suite 312                                  Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                             Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Luz Maria Davis                            Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                      Group Vice President -               None
Suite 500                                  Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                           Group Vice President - Eastern       None
Two Datran Center                          Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                         Vice President - Assured Assets      None
IDS Tower 10                               Product Development and Management
Minneapolis, MN  55440

James P. Egge                              Group Vice President - Western       None
4305 South Louise, Suite 202               Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                              Senior Vice President, General       None
IDS Tower 10                               Counsel and Chief Compliance
Minneapolis, MN  55440                     Officer

Robert M. Elconin                          Vice President - Government          None
IDS Tower 10                               Relations
Minneapolis, MN  55440

Phillip W. Evans,                          Group Vice President - Rocky         None
Suite 600                                  Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                            Vice President - Mutual Fund         None
IDS Tower 10                               Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                        Vice President - Institutional       None
IDS Tower 10                               Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                             Vice President and Corporate         None
IDS Tower 10                               Controller
Minneapolis, MN  55440

William P. Fritz                           Group Vice President - Gateway       None
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                               Group Vice President - Twin City     None
8500 Tower Suite 1770                      Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                            Vice President and Marketing         None
IDS Tower 10                               Controller
Minneapolis, MN  55440

Teresa A. Hanratty                         Group Vice President - Northern      None
Suites 6&7                                 New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                           Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                           Vice President - Insurance           Vice President, Investments
IDS Tower 10                               Investments
Minneapolis, MN  55440

Scott A. Hawkinson                         Vice President and Controller -      None
IDS Tower 10                               Private Client Group
Minneapolis, MN  55440

Brian M. Heath                             Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                            Vice President - Incentive           None
IDS Tower 10                               Management
Minneapolis, MN  55440

James G. Hirsh                             Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                               Group Vice President - Rhode         None
310 Southbridge Street                     Island/Central - Western
Auburn, MA  01501                          Massachusetts

David J. Hockenberry                       Group Vice President - Tennessee     None
30 Burton Hills Blvd.                      Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                          Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Chairman, President and Chief        Board member
IDS Tower 10                               Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                          Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

James M. Jensen                            Vice President - Insurance Product   None
IDS Tower 10                               Development and Management
Minneapolis, MN  55440

Marietta L. Johns                          Senior Vice President - Field        None
IDS Tower 10                               Management
Minneapolis, MN  55440

Nancy E. Jones                             Vice President - Business            None
IDS Tower 10                               Development
Minneapolis, MN  55440

Ora J. Kaine                               Vice President - Financial           None
IDS Tower 10                               Advisory Services
Minneapolis, MN  55440

Linda B. Keene                             Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                         Vice President - Investment          None
IDS Tower 10                               Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                            Senior Vice President -              None
IDS Tower 10                               Distribution Services
Minneapolis, MN  55440

Richard W. Kling                           Senior Vice President - Products     Director and Chairman of
IDS Tower 10                                                                    the Board
Minneapolis, MN  55440

John M. Knight                             Vice President - Investment          Treasurer
IDS Tower 10                               Accounting
Minneapolis, MN  55440

Paul F. Kolkman                            Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                            Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                           Group Vice President - Greater       None
Suite 108                                  Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                          Director and Senior Vice President   None
IDS Tower 10                               - Field Management and Business
Minneapolis, MN  55440                     Systems

Mitre Kutanovski                           Group Vice President - Chicago       None
Suite 680                                  Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                             Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Lori J. Larson                             Vice President - Brokerage and       None
IDS Tower 10                               Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                       Vice President and Chief U.S.        None
IDS Tower 10                               Economist
Minneapolis, MN  55440

Peter A. Lefferts                          Senior Vice President - Corporate    None
IDS Tower 10                               Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                         Director and Executive Vice          None
IDS Tower 10                               President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                           Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Fred A. Mandell                            Vice President - Field Marketing     None
IDS Tower 10                               Readiness
Minneapolis, MN  55440

Daniel E. Martin                           Group Vice President - Pittsburgh    None
Suite 650                                  Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                            Vice President - Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                             Vice President - Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                          Vice President and Senior            None
IDS Tower 10                               Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                          Executive Vice President -           None
IDS Tower 10                               Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                            Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                        Group Vice President - Central       None
Suite 200                                  California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                            Senior Vice President - Client       None
IDS Tower 10                               Service
Minneapolis, MN  55440

Mary Owens Neal                            Vice President - Mature Market       None
IDS Tower 10                               Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                         Group Vice President - New York      Director
Suite 220                                  Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                         Vice President - Advisory Business   None
IDS Tower 10                               Systems
Minneapolis, MN  55440

James R. Palmer                            Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                             Group Vice President -               None
10200 SW Greenburg Road                    Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                            Vice President - Compensation and    None
IDS Tower 10                               Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                          Senior Vice President - Group        None
IDS Tower 10                               Relationship Leader/American
Minneapolis, MN  55440                     Express Technologies Financial
                                           Services

Susan B. Plimpton                          Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                              Group Vice President -               None
One Tower Bridge                           Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                           Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Diana R. Prost                             Group Vice President -               None
3030 N.W. Expressway                       Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                             Vice President and Project Manager   None
IDS Tower 10                               - Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                     Senior Vice President - Fixed        None
IDS Tower 10                               Income
Minneapolis, MN  55440

Rollyn C. Renstrom                         Vice President - Corporate           None
IDS Tower 10                               Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson                       Group Vice President - Southern      None
Suite 800                                  Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                          Senior Vice President - Field        None
IDS Tower 10                               Management and Financial Advisory
Minneapolis, MN  55440                     Service

Stephen W. Roszell                         Senior Vice President -              None
IDS Tower 10                               Institutional
Minneapolis, MN  55440

Max G. Roth                                Group Vice President -               None
Suite 201 S. IDS Ctr                       Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                            Senior Vice President - Field        None
45 Braintree Hill Park                     Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                        Group Vice President -               None
Suite 201                                  Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                          Group Vice President - Arizona/Las   None
Suite 205                                  Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                         Senior Vice President and Chief      None
IDS Tower 10                               Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                           Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                            Vice President - Senior Portfolio    Vice President, Real Estate
IDS Tower 10                               Manager, Insurance Investments       Loan Management
Minneapolis, MN  55440

Judy P. Skoglund                           Vice President - Quality and         None
IDS Tower 10                               Service Support
Minneapolis, MN  55440

James B. Solberg                           Group Vice President - Eastern       None
466 Westdale Mall                          Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                              Vice President - Geographic          None
IDS Tower 10                               Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                          Group Vice President - Southern      None
Suite 1100                                 California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                            Vice President - Cardmember          None
IDS Tower 10                               Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                           Group Vice President - Outstate      None
Suite 433                                  Minnesota Area/North
9900 East Bren Road                        Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                      Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

James J. Strauss                           Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                        Vice President - Information         None
IDS Tower 10                               Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                     Vice President - Channel             None
IDS Tower 10                               Development
Minneapolis, MN  55440

Craig P. Taucher                           Group Vice President -               None
Suite 150                                  Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                             Group Vice President -               None
Suite 425                                  Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                             Senior Vice President                None
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                           Group Vice President -               None
Suite 180                                  Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                    Group Vice President - Detroit       None
Suite 100                                  Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                           Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Donald F. Weaver                           Group Vice President - Greater       None
3500 Market Street, Suite 200              Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                          Senior Vice President - Field        None
1010 Main St., Suite 2B                    Management
Huntington Beach, CA  92648

Michael L. Weiner                          Vice President - Tax Research and    None
IDS Tower 10                               Audit
Minneapolis, MN  55440

Lawrence J. Welte                          Vice President - Investment          None
IDS Tower 10                               Administration
Minneapolis, MN  55440

Jeffry M. Welter                           Vice President - Equity and Fixed    None
IDS Tower 10                               Income Trading
Minneapolis, MN  55440

Thomas L. White                            Group Vice President - Cleveland     None
Suite 200                                  Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                           Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                        Group Vice President - Western       None
Two North Tamiami Trail                    Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                          Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Michael D. Wolf                            Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Michael R. Woodward                        Senior Vice President - Field        Director
32 Ellicott St.                            Management
Suite 100
Batavia, NY  14020

Item 29 (c).

                          Net Underwriting
Name of Principal          Discounts and        Compensation on         Brokerage
Underwriter                 Commissions           Redemption           Commissions          Compensation
American Express             $1,115,312            $886,431                None                 None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

                  (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                           (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                  (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

                  (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.


                         IDS LIFE OF NEW YORK FLEXIBLE
                            PORTFOLIO ANNUITY ACCOUNT
                                                         (Registrant)

                                       By IDS Life Insurance Company of New York
                                                         (Sponsor)

                                       By /s/   Timothy V. Bechtold*
                                                Timothy V. Bechtold
                                    President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

/s/ Timothy V. Bechtold*                                /s/  Thomas R. McBurney*
Timothy V. Bechtold                                     Thomas R. McBurney
Director and President                                  Director

/s/ Maureen A. Buckley*                                 /s/ Edward J. Muhl*
Maureen A. Buckley                                      Edward J. Muhl
Director, Vice President, Chief Operating Officer and   Director
Consumer Affairs Officer

/s/ Rodney P. Burwell*                                  /s/ Thomas V. Nicolosi*
Rodney P. Burwell                                       Thomas V. Nicolosi
Director                                                Director

/s/ John R. Cattau*                                     /s/ Stephen P. Norman*
John R. Cattau                                          Stephen P. Norman
Director                                                Director

/s/ Robert R. Grew*                                     /s/ Richard M. Starr*
Robert R. Grew                                          Richard M. Starr
Director                                                Director

/s/ Jeffrey S. Horton*                                  /s/ Philip C. Wentzel*
Jeffrey S. Horton                                       Philip C. Wentzel
Vice President and Treasurer                            Vice President and
                                                        Controller - Risk
                                                        Management

/s/ Jean B. Keffeler*                                   /s/ Michael R. Woodward*
Jean B. Keffeler                                        Michael R. Woodward
Director                                                Director

/s/ Richard W. Kling*
Richard W. Kling
Director and Chairman of the Board

*Signed pursuant to Power of Attorney dated April 14, 1999, filed electronically herewith.




/s/ Mary Ellyn Minenko
Mary Ellyn Minenko

                            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.